                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
-------------------------------------------------------------------------------

                              MFS SERIES TRUST III
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: January 31
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) HIGH YIELD OPPORTUNITIES FUND                                    7/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
EXPENSE TABLE                               3
---------------------------------------------
PORTFOLIO OF INVESTMENTS                    5
---------------------------------------------
FINANCIAL STATEMENTS                       19
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              27
---------------------------------------------
RESULTS OF SHAREHOLDER MEETING             35
---------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                40
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             40
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY
WHEN PRECEDED OR ACCOMPANIED BY A CURRENT
PROSPECTUS.
                                                   M F S(SM)
                                                   INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      91.2%
              Cash & Other Net Assets                     5.2%
              Stocks                                      2.6%
              Preferred                                   0.7%
              Convertibles                                0.3%

              TOP FIVE BOND INDUSTRIES*

              Sovereign Emerging Markets                 10.2%
              ------------------------------------------------
              Network & Telecom                           5.1%
              ------------------------------------------------
              Utilities - Electric Power                  4.9%
              ------------------------------------------------
              Broadcast & Cable TV                        4.8%
              ------------------------------------------------
              Advertising & Broadcasting                  4.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         0.1%
              ------------------------------------------------
              A                                           0.4%
              ------------------------------------------------
              BBB                                         6.4%
              ------------------------------------------------
              BB                                         23.7%
              ------------------------------------------------
              B                                          40.5%
              ------------------------------------------------
              CCC                                        23.2%
              ------------------------------------------------
              CC                                          2.3%
              ------------------------------------------------
              D                                           0.3%
              ------------------------------------------------
              Not Rated                                   3.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.7
              ------------------------------------------------
              Average Life***                         9.3 yrs.
              ------------------------------------------------
              Average Maturity***                     9.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                     B
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              74.6%
              ------------------------------------------------
              Brazil                                      3.5%
              ------------------------------------------------
              Russia                                      3.4%
              ------------------------------------------------
              Mexico                                      2.7%
              ------------------------------------------------
              Canada                                      2.6%
              ------------------------------------------------
              Argentina                                   1.6%
              ------------------------------------------------
              Great Britain                               1.4%
              ------------------------------------------------
              Luxembourg                                  1.2%
              ------------------------------------------------
              Ireland                                     0.8%
              ------------------------------------------------
              Other Countries                             8.2%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 7/31/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 7/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, FEBRUARY 1, 2005 THROUGH JULY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                        Annualized     Beginning        Ending         Period**
Share                     Expense    Account Value   Account Value     2/01/05-
Class                      Ratio       2/01/05         7/31/05         7/31/05
-------------------------------------------------------------------------------
        Actual             0.84%       $1,000.00      $1,032.20         $4.23
  A     -----------------------------------------------------------------------
        Hypothetical*      0.84%       $1,000.00      $1,020.63         $4.21
-------------------------------------------------------------------------------
        Actual             1.49%       $1,000.00      $1,030.20         $7.50
  B     -----------------------------------------------------------------------
        Hypothetical*      1.49%       $1,000.00      $1,017.41         $7.45
-------------------------------------------------------------------------------
        Actual             1.49%       $1,000.00      $1,030.20         $7.50
  C     -----------------------------------------------------------------------
        Hypothetical*      1.49%       $1,000.00      $1,017.41         $7.45
-------------------------------------------------------------------------------
        Actual             0.50%       $1,000.00      $1,035.40         $2.52
  I     -----------------------------------------------------------------------
        Hypothetical*      0.50%       $1,000.00      $1,022.32         $2.51
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 7/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.3%
----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT           $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.4%
----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                   $     1,537,000   $     1,538,922
DIRECTV Holdings LLC, 8.375%, 2013                                    98,000           108,658
DIRECTV Holdings LLC, 6.375%, 2015##                                 860,000           857,850
Echostar DBS Corp., 6.375%, 2011                                   1,500,000         1,494,375
Granite Broadcasting Corp., 9.75%, 2010                            3,775,000         3,491,875
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012               3,245,000         2,596,000
Innova S. de R.L., 9.375%, 2013                                      800,000           904,000
Intelsat Ltd., 8.625%, 2015##                                      1,260,000         1,341,900
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                         1,745,000         1,199,688
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                  4,375,000         3,303,125
Panamsat Holding Corp., 10.375%, 2014                              4,185,000         2,992,275
Paxson Communications Corp., 0% to 2006, 12.25% to 2009            3,075,000         2,921,250
Worldspan LP, 9.5181%, 2011##                                      2,670,000         2,469,750
                                                                               ---------------
                                                                               $    25,219,668
----------------------------------------------------------------------------------------------
Aerospace - 0.5%
----------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                 $       760,000   $       828,400
BE Aerospace, Inc., 8.875%, 2011                                   1,185,000         1,264,988
TransDigm Holding Co., 8.375%, 2011                                  715,000           761,475
                                                                               ---------------
                                                                               $     2,854,863
----------------------------------------------------------------------------------------------
Airlines - 1.0%
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                     $     2,500,000   $     2,299,670
Continental Airlines, Inc., 6.9%, 2017                               267,735           224,947
Continental Airlines, Inc., 6.748%, 2017                             531,386           431,649
Continental Airlines, Inc., 8.307%, 2018                           1,155,177           995,139
Continental Airlines, Inc., 6.795%, 2020                           1,734,022         1,452,892
Continental Airlines, Inc., 7.566%, 2020                             292,993           248,784
                                                                               ---------------
                                                                               $     5,653,081
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
----------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                              $     3,255,000   $     3,417,750
Propex Fabrics, Inc., 10%, 2012                                    3,605,000         3,478,825
Quicksilver, Inc., 6.875%, 2015##                                    300,000           302,250
                                                                               ---------------
                                                                               $     7,198,825
----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.0%
----------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                              $     1,500,000   $     1,336,345
ARCap, Inc., 6.1%, 2045##                                          1,025,662           964,117
Asset Securitization Corp., 7.525%, 2029                           1,073,128         1,154,678
Asset Securitization Corp., 8.4964%, 2029##                        2,300,000         2,082,511
Crest Ltd., 7%, 2040##                                               993,500           945,325
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                850,000           811,750
Falcon Franchise Loan LLC, FRN, 3.804%, 2023^^                     2,263,139           386,110
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033               750,000           708,609
Lehman Brothers Commercial Conduit Mortgage Trust,
FRN, 0.9546%, 2028^^                                               6,930,660           208,336
Morgan Stanley Capital I, Inc., FRN, 1.3399%, 2014^^##             4,926,790           407,938
Preferred Term Securities VII Ltd., 8.7%, 2032##(S)(S)(S)          1,050,000           885,255
Preferred Term Securities XII Ltd., 9.8%, 2033##(S)(S)(S)          1,775,000         1,832,510
Preferred Term Securities XVI Ltd., 14%, 2034##(S)(S)(S)           3,250,000         3,431,025
Preferred Term Securities XVII Ltd., 9.3%, 2035##(S)(S)(S)         1,813,000         1,840,195
                                                                               ---------------
                                                                               $00,016,994,704
----------------------------------------------------------------------------------------------
Automotive - 3.2%
----------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                 $       310,000   $       257,300
Affinia Group, Inc., 9%, 2014##                                    1,100,000           880,000
Ford Motor Credit Co., 6.625%, 2008                                1,237,000         1,235,753
Ford Motor Credit Co., 5.625%, 2008                                  860,000           821,946
General Motors Acceptance Corp., 6.125%, 2008                        685,000           680,265
General Motors Acceptance Corp., 5.85%, 2009                       1,225,000         1,183,428
General Motors Acceptance Corp., 6.75%, 2014                       3,087,000         2,907,596
General Motors Corp., 8.375%, 2033                                 2,651,000         2,392,528
INTERMET Corp., 9.75%, 2009**                                      2,025,000           911,250
Metaldyne Corp., 11%, 2012                                           270,000           199,800
Metaldyne Corp., 10%, 2013##                                       2,320,000         2,041,600
Navistar International Corp., 7.5%, 2011                           2,630,000         2,715,475
TRW Automotive, Inc., 9.375%, 2013                                   397,000           444,640
TRW Automotive, Inc., 11%, 2013                                    1,076,000         1,248,160
TRW Automotive, Inc., 11.75%, 2013                         EUR       117,000           168,921
                                                                               ---------------
                                                                               $    18,088,662
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.0%
----------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012##                                  $       840,000   $       853,079
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014##                  800,000           813,000
Russian Standard Finance S.A., 8.125%, 2008##                      1,387,000         1,393,935
VTB Capital S.A., 7.5%, 2011                                       1,066,000         1,144,671
VTB Capital S.A., 6.25%, 2035##                                    1,370,000         1,366,575
                                                                               ---------------
                                                                               $     5,571,260
----------------------------------------------------------------------------------------------
Basic Industry - 0.2%
----------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                   $     1,511,000   $     1,291,905
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.7%
----------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                          $     1,195,000   $     1,200,975
Charter Communications, Inc., 8.625%, 2009                         3,105,000         2,484,000
Charter Communications, Inc., 9.92%, 2011                          9,000,000         7,031,250
CSC Holdings, Inc., 8.125%, 2009                                     680,000           700,400
CSC Holdings, Inc., 6.75%, 2012##                                    715,000           691,763
FrontierVision Holdings LP, 11.875%, 2007**                          550,000           767,250
FrontierVision Operating Partners LP, 11%, 2006**                    795,000         1,077,225
Grande Communications, 14%, 2011                                   1,695,000         1,695,000
Kabel Deutschland, 10.625%, 2014##                                 1,635,000         1,806,675
Mediacom Broadband LLC, 9.5%, 2013                                 2,350,000         2,402,875
Mediacom Broadband LLC, 11%, 2013                                  1,060,000         1,158,050
Renaissance Media LLC, 10%, 2008                                   1,055,000         1,051,044
Rogers Cable, Inc., 8.75%, 2032                                      975,000         1,131,000
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014##           4,220,000         3,397,100
                                                                               ---------------
                                                                               $    26,594,607
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.1%
----------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012                         $       635,000   $       685,800
----------------------------------------------------------------------------------------------
Building - 1.4%
----------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                $     1,715,000   $     1,646,400
Interface, Inc., 10.375%, 2010                                       864,000           959,040
Interface, Inc., 9.5%, 2014                                          850,000           871,250
Nortek Holdings, Inc., 8.5%, 2014                                    544,000           529,720
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                5,733,000         3,267,810
Texas Industries, Inc., 7.25%, 2013##                                840,000           886,200
                                                                               ---------------
                                                                               $     8,160,420
----------------------------------------------------------------------------------------------
Business Services - 0.8%
----------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                       $     1,815,000   $     1,633,500
Northern Telecom Corp., 6.875%, 2023                                 695,000           661,988
Northern Telecom Corp., 7.875%, 2026                                 410,000           419,225
Xerox Corp., 7.625%, 2013                                          1,500,000         1,601,250
                                                                               ---------------
                                                                               $     4,315,963
----------------------------------------------------------------------------------------------
Chemicals - 4.4%
----------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                $     1,290,000   $     1,444,800
Crystal U.S. Holdings LLC, 0% to 2009, 10% to 2014                 1,015,000           740,950
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014               3,474,000         2,501,280
Equistar Chemicals LP, 10.625%, 2011                                 735,000           819,525
Huntsman International LLC, 10.125%, 2009                          1,620,000         1,672,650
Huntsman International LLC, 7.375%, 2015##                           520,000           527,800
IMC Global, Inc., 10.875%, 2013                                      470,000           554,013
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                      4,351,000         2,741,130
Kronos International, Inc., 8.875%, 2009                   EUR        55,000            70,733
Lyondell Chemical Co., 9.5%, 2008                                  1,000,000         1,061,250
Lyondell Chemical Co., 11.125%, 2012                                 800,000           907,000
Nalco Co., 7.75%, 2011                                               355,000           377,631
Nalco Co., 8.875%, 2013                                              850,000           926,500
Nova Chemicals Corp., 6.5%, 2012                                   1,150,000         1,142,813
Polypore, Inc., 8.75%, 2012                                        1,305,000         1,262,588
Resolution Performance Products LLC, 13.5%, 2010                   2,320,000         2,505,600
Rhodia S.A., 8.875%, 2011                                          4,040,000         3,918,800
Rockwood Specialties Group, Inc., 10.625%, 2011                    1,500,000         1,661,250
Rockwood Specialties Group, Inc., 7.5%, 2014##                       180,000           181,800
                                                                               ---------------
                                                                               $    25,018,113
----------------------------------------------------------------------------------------------
Construction - 0.3%
----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                  $     1,000,000   $     1,087,788
Technical Olympic USA, Inc., 9%, 2010                                460,000           476,100
Technical Olympic USA, Inc., 7.5%, 2011                              400,000           384,000
                                                                               ---------------
                                                                               $     1,947,888
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.7%
----------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013         $     1,075,000   $     1,161,000
Church & Dwight, Inc., 6%, 2012                                      675,000           676,688
Integrated Electrical Services, Inc., 9.375%, 2009                 1,795,000         1,296,888
Revlon Consumer Products Corp., 9.5%, 2011                         4,315,000         4,174,763
Safilo Capital International S.A., 9.625%, 2013##          EUR     3,730,000         4,977,967
Samsonite Corp., 8.875%, 2011                                $     1,465,000         1,578,538
Service Corp. International, 7%, 2017##                            1,505,000         1,544,506
                                                                               ---------------
                                                                               $    15,410,350
----------------------------------------------------------------------------------------------
Containers - 1.5%
----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                  $     1,830,000   $     2,145,675
Greif, Inc., 8.875%, 2012                                            540,000           585,900
Huntsman Packaging Corp., 13%, 2010                                1,055,000           854,550
Owens-Brockway Glass Container, Inc., 8.875%, 2009                   685,000           724,388
Owens-Brockway Glass Container, Inc., 8.25%, 2013                    765,000           827,156
Owens-Illinois, Inc., 7.8%, 2018                                     785,000           816,400
Plastipak Holdings, Inc., 10.75%, 2011                               755,000           830,500
Pliant Corp., 11.625%, 2009#,##                                      868,003           939,613
Pliant Corp., 13%, 2010                                            1,000,000           810,000
                                                                               ---------------
                                                                               $     8,534,182
----------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014              $     1,065,000   $     1,078,313
----------------------------------------------------------------------------------------------
Electronics - 0%
----------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                     $       160,000   $       154,800
----------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 3.1%
----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                               $     3,155,000   $     3,881,912
Gazprom OAO, 9.625%, 2013                                          2,870,000         3,487,050
Gazprom OAO, 8.625%, 2034##                                        1,975,000         2,434,188
Pemex Project Funding Master Trust, 8.625%, 2022                   2,129,000         2,584,606
Pemex Project Funding Master Trust, 9.5%, 2027##                   3,401,000         4,421,300
Petronas Capital Ltd., 7.875%, 2022                                  725,000           906,641
                                                                               ---------------
                                                                               $    17,715,697
----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 9.9%
----------------------------------------------------------------------------------------------
Dominican Republic, 9.5%, 2011                               $       832,000   $       898,560
Federal Republic of Brazil, 8%, 2014                              12,220,463        12,388,495
Federal Republic of Brazil, 8.875%, 2019                           4,646,000         4,803,964
Federal Republic of Brazil, 4.25%, 2024                            1,617,000         1,528,065
Federal Republic of Brazil, 11%, 2040                                208,000           244,400
Republic of Argentina, 3.01%, 2012                                 5,489,000         4,304,062
Republic of Argentina, 5.83%, 2033                         ARS     7,066,087         3,035,114
Republic of Argentina, 8.28%, 2033                           $     1,066,053         1,030,340
Republic of Colombia, 8.25%, 2014                                    222,000           233,100
Republic of Colombia, 11.75%, 2020                                   424,000           546,960
Republic of Colombia, 10.375%, 2033                                  843,000           998,955
Republic of Ecuador, 8%, 2030                                        276,000           238,740
Republic of El Salvador, 8.25%, 2032                               1,475,000         1,593,000
Republic of Panama, 9.375%, 2023                                   1,379,000         1,716,855
Republic of Panama, 9.375%, 2029                                     749,000           938,872
Republic of Peru, 9.125%, 2012                                       319,000           376,261
Republic of Peru, 7.35%, 2025                                        267,000           265,265
Republic of Peru, 8.75%, 2033                                        783,000           887,139
Republic of Philippines, 9.375%, 2017                              2,076,000         2,210,940
Republic of Philippines, 9.5%, 2030                                1,000,000         1,008,100
Republic of Turkey, 7%, 2020                                         333,000           320,929
Republic of Turkey, 11.875%, 2030                                    909,000         1,291,916
Republic of Turkey, 8%, 2034                                       2,433,000         2,509,031
Republic of Ukraine, 7.65%, 2013                                     775,000           852,500
Republic of Venezuela, 8.5%, 2014                                  2,351,000         2,439,163
Republic of Venezuela, 9.25%, 2027                                   300,000           312,450
Republica of Uruguay, 9.25%, 2017                                  2,130,000         2,297,738
Russian Federation, 3%, 2008                                       1,449,000         1,362,640
Russian Federation, 3%, 2011                                       1,750,000         1,531,250
Russian Ministry of Finance, 12.75%, 2028                            703,000         1,264,416
State of Qatar, 9.75%, 2030                                          976,000         1,471,320
United Mexican States, 8.3%, 2031                                  1,311,000         1,620,396
                                                                               ---------------
                                                                               $    56,520,936
----------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
----------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                            $     3,245,000   $     3,399,138
Chesapeake Energy Corp., 7%, 2014                                    427,000           454,221
Chesapeake Energy Corp., 6.375%, 2015                                635,000           652,463
Chesapeake Energy Corp., 6.875%, 2016                              2,765,000         2,868,688
Clayton Williams Energy, Inc., 7.75%, 2013##                         790,000           788,025
Encore Acquisition Co., 6.25%, 2014                                1,395,000         1,395,000
Newfield Exploration Co., 6.625%, 2014                             1,055,000         1,105,113
Plains Exploration & Production Co., 7.125%, 2014                  1,005,000         1,085,400
                                                                               ---------------
                                                                               $    11,748,048
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                               $     1,470,000   $     1,744,206
Tyumen Oil Co., 11%, 2007                                            610,000           677,100
                                                                               ---------------
                                                                               $     2,421,306
----------------------------------------------------------------------------------------------
Entertainment - 1.9%
----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                          $       396,000   $       393,030
AMC Entertainment, Inc., 8.625%, 2012                              1,000,000         1,037,500
Loews Cineplex Entertainment Corp., 9%, 2014##                     1,955,000         1,906,125
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                    2,585,000         1,589,775
Six Flags, Inc., 9.75%, 2013                                       4,170,000         4,070,963
Universal City, Florida Holding Co., 8.375%, 2010                  1,760,000         1,848,000
                                                                               ---------------
                                                                               $    10,845,393
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                         $     1,805,000   $     1,967,450
Chaoda Modern Agriculture Holdings, 7.75%, 2010##                  2,911,000         2,845,503
Cosan S.A., 9%, 2009##                                               320,000           334,400
Michael Foods, Inc., 8%, 2013                                        750,000           770,625
United Biscuits Finance PLC, 10.625%, 2011                 EUR       650,000           845,787
                                                                               ---------------
                                                                               $     6,763,765
----------------------------------------------------------------------------------------------
Forest & Paper Products - 3.3%
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                      $     2,000,000   $     2,100,000
Buckeye Technologies, Inc., 8%, 2010                                 875,000           848,750
Corporacion Durango S.A. de C.V., 7.5%, 2012                         352,890           278,783
Georgia-Pacific Corp., 9.375%, 2013                                2,315,000         2,615,950
Georgia-Pacific Corp., 7.75%, 2029                                 2,100,000         2,349,375
Graphic Packaging International, Inc., 9.5%, 2013                  2,010,000         2,060,250
JSG Funding LLC, 11.5%, 2015#,##                           EUR     3,229,073         3,412,491
MDP Acquisitions PLC, 9.625%, 2012                           $       755,000           762,550
Newark Group, Inc., 9.75%, 2014                                    2,030,000         1,867,600
NewPage Corp., 12%, 2013##                                           995,000           985,050
Norske Skog Canada Ltd., 7.375%, 2014                                645,000           638,550
Forest & Paper Products - continued
----------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011##                            $       333,000   $       362,138
Stone Container Corp., 7.375%, 2014                                  840,000           800,100
                                                                               ---------------
                                                                               $    19,081,587
----------------------------------------------------------------------------------------------
Gaming & Lodging - 4.0%
----------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                    $     1,000,000   $     1,065,000
Boyd Gaming Corp., 6.75%, 2014                                     2,000,000         2,067,500
Caesars Entertainment, Inc., 8.125%, 2011                          2,000,000         2,282,500
Grupo Posadas S.A. de C.V., 8.75%, 2011##                            202,000           215,130
Grupo Posadas S.A. de C.V., 8.75%, 2011##                            216,000           230,040
Host Marriott LP, 7.125%, 2013                                     1,045,000         1,090,719
Host Marriott LP, 6.375%, 2015                                       565,000           559,350
Mandalay Resort Group, 9.375%, 2010                                1,000,000         1,115,000
MGM Mirage, Inc., 8.375%, 2011                                     2,455,000         2,691,294
MGM Mirage, Inc., 5.875%, 2014                                     1,975,000         1,923,156
NCL Corp., 11.625%, 2014##                                         2,140,000         2,279,100
Penn National Gaming, Inc., 6.75%, 2015##                            915,000           920,719
Pinnacle Entertainment, Inc., 8.25%, 2012                          1,145,000         1,205,113
Pinnacle Entertainment, Inc., 8.75%, 2013                            300,000           323,250
Resorts International Hotel & Casino, Inc., 11.5%, 2009            1,600,000         1,806,000
Royal Caribbean Cruises Ltd., 6.875%, 2013                           905,000           970,613
Scientific Games Corp., 6.25%, 2012##                                295,000           298,688
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012            1,500,000         1,680,000
                                                                               ---------------
                                                                               $    22,723,172
----------------------------------------------------------------------------------------------
Industrial - 1.8%
----------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                      $     1,365,000   $     1,474,200
Da Lite Screen Co., Inc., 9.5%, 2011                                 895,000           953,175
General Binding Corp., 9.375%, 2008                                1,480,000         1,494,800
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                    925,000           945,813
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013         2,560,000         1,830,400
Knowledge Learning Corp., 7.75%, 2015##                              815,000           782,400
Milacron Escrow Corp., 11.5%, 2011                                 2,665,000         2,704,975
Williams Scotsman, Inc., 9.875%, 2007                                375,000           367,500
                                                                               ---------------
                                                                               $    10,553,263
----------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
----------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                          $     1,660,000   $     1,796,950
Columbus McKinnon Corp., 8.5%, 2008                                1,370,000         1,373,425
Manitowoc Co., Inc., 10.375%, 2011                         EUR       835,000         1,109,305
Sun Sage B.V., 8.25%, 2009##                                 $       750,000           795,000
Sunstate Equipment Co. LLC, 10.5%, 2013##                          1,810,000         1,859,775
United Rentals, Inc., 7.75%, 2013                                  3,955,000         3,856,125
                                                                               ---------------
                                                                               $    10,790,580
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.2%
----------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015             $     3,455,000   $     1,762,050
DaVita, Inc., 6.625%, 2013##                                         860,000           887,950
DaVita, Inc., 7.25%, 2015##                                        1,000,000         1,035,000
Fisher Scientific International, Inc., 6.125%, 2015##              1,115,000         1,120,575
HCA, Inc., 7.875%, 2011                                            2,000,000         2,190,328
HCA, Inc., 6.375%, 2015                                              740,000           757,408
Healthsouth Corp., 8.5%, 2008                                        600,000           607,500
Healthsouth Corp., 7.625%, 2012                                      485,000           475,300
Psychiatric Solutions, Inc., 7.75%, 2015##                           460,000           469,200
Select Medical Corp., 7.625%, 2015                                 1,170,000         1,155,375
Tenet Healthcare Corp., 6.5%, 2012                                 1,495,000         1,423,988
Tenet Healthcare Corp., 9.875%, 2014                               3,095,000         3,311,650
U.S. Oncology, Inc., 10.75%, 2014                                  2,050,000         2,285,750
Universal Hospital Services, Inc., 10.125%, 2011                     700,000           721,000
                                                                               ---------------
                                                                               $    18,203,074
----------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
----------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                         $     3,055,000   $     3,016,813
----------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
----------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                         $     3,154,553   $     2,523,642
Foundation PA Coal Co., 7.25%, 2014                                  830,000           877,725
Peabody Energy Corp., 5.875%, 2016                                 1,000,000           997,500
Southern Peru Copper Corp., 7.5%, 2035##                             150,000           149,250
                                                                               ---------------
                                                                               $     4,548,117
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
----------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                               $       210,000   $       229,149
ANR Pipeline Co., 9.625%, 2021                                     1,415,000         1,800,249
Colorado Interstate Gas Co., 5.95%, 2015##                           230,000           227,413
El Paso Energy Corp., 7%, 2011                                     4,755,000         4,826,325
El Paso Energy Corp., 7.75%, 2013                                  1,575,000         1,671,469
Intergas Finance B.V., 6.875%, 2011##                              1,337,000         1,377,110
Markwest Energy Partners LP, 6.875%, 2014##                          760,000           767,600
Williams Cos., Inc., 7.125%, 2011                                  1,600,000         1,744,000
                                                                               ---------------
                                                                               $    12,643,315
----------------------------------------------------------------------------------------------
Network & Telecom - 5.0%
----------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                       $     1,508,000   $     1,721,005
AT&T Corp., 9.75%, 2031                                              905,000         1,171,975
Axtel S.A. de C.V., 11%, 2013                                        914,000         1,003,115
Axtel S.A. de C.V., 11%, 2013##                                    1,000,000         1,097,500
Cincinnati Bell, Inc., 8.375%, 2014                                1,175,000         1,210,250
Cincinnati Bell, Inc., 8.375%, 2014##                                235,000           242,050
Network & Telecom - continued
----------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                     $     1,225,000   $     1,368,938
Citizens Communications Co., 6.25%, 2013                           2,820,000         2,742,450
Espirit Telecom Group PLC, 10.875%, 2008**                            20,000                 0
GCI, Inc., 7.25%, 2014                                             1,325,000         1,291,875
Global Crossing Ltd., 10.75%, 2014##                                 770,000           708,400
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                 800,000           864,000
Hawaiian Telecom Communications, Inc., 12.5%, 2015##               1,560,000         1,690,650
MCI, Inc., 6.908%, 2007                                              740,000           749,250
MCI, Inc., 7.688%, 2009                                              825,000           860,063
Qwest Capital Funding, Inc., 7.25%, 2011                           1,415,000         1,369,013
Qwest Corp., 7.875%, 2011                                          1,400,000         1,459,500
Qwest Corp., 8.875%, 2012                                          1,370,000         1,500,150
Qwest Services Corp., 13.5%, 2010                                  4,190,000         4,818,500
Time Warner Telecom Holdings, Inc., 9.25%, 2014                    2,460,000         2,503,050
                                                                               ---------------
                                                                               $    28,371,734
----------------------------------------------------------------------------------------------
Oil Services - 0.4%
----------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 7.75%, 2014                         $     1,000,000   $     1,061,250
Hanover Compressor Co., 9%, 2014                                   1,120,000         1,220,800
                                                                               ---------------
                                                                               $     2,282,050
----------------------------------------------------------------------------------------------
Oils - 0.5%
----------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                              $     1,080,000   $     1,085,400
Hurricane Finance B.V., 9.625%, 2010                               1,160,000         1,270,200
Premcor Refining Group, Inc., 7.75%, 2012                            240,000           259,800
                                                                               ---------------
                                                                               $     2,615,400
----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
----------------------------------------------------------------------------------------------
Mylan Laboratories, Inc., 6.375%, 2015##                     $       540,000   $       541,350
----------------------------------------------------------------------------------------------
Pollution Control - 0.4%
----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013               $        20,000   $        20,800
Allied Waste North America, Inc., 6.125%, 2014                     2,320,000         2,169,200
                                                                               ---------------
                                                                               $     2,190,000
----------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.4%
----------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014           $     2,376,000   $     2,328,480
----------------------------------------------------------------------------------------------
Printing & Publishing - 2.9%
----------------------------------------------------------------------------------------------
Cenveo Corp., 9.625%, 2012                                   $       520,000   $       561,600
Cenveo Corp., 7.875%, 2013                                         1,250,000         1,207,813
Dex Media East LLC, 12.125%, 2012                                    650,000           775,125
Dex Media West LLC, 9.875%, 2013                                     610,000           695,400
Dex Media, Inc., 0% to 2008, 9% to 2013                            2,340,000         1,918,800
Dex Media, Inc., 0% to 2008, 9% to 2013                            1,495,000         1,225,900
Printing & Publishing - continued
----------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                             $       821,000   $       897,969
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                    2,615,000         2,052,775
Lighthouse International Co. S.A., 8%, 2014##              EUR     1,200,000         1,510,497
PRIMEDIA, Inc., 8.875%, 2011                                 $     2,615,000         2,755,556
WDAC Subsidiary Corp., 8.375%, 2014##                              3,075,000         3,005,813
                                                                               ---------------
                                                                               $    16,607,248
----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                               $       292,000   $       311,710
TFM S.A. de C.V., 9.375%, 2012##                                   1,330,000         1,423,100
                                                                               ---------------
                                                                               $     1,734,810
----------------------------------------------------------------------------------------------
Restaurants - 0.5%
----------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                           $     1,210,000   $     1,255,375
Uno Restaurant Corp., 10%, 2011##                                  1,645,000         1,587,425
                                                                               ---------------
                                                                               $     2,842,800
----------------------------------------------------------------------------------------------
Retailers - 1.9%
----------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                          $       940,000   $       930,600
Couche-Tard, Inc., 7.5%, 2013                                      1,430,000         1,515,800
Dollar General Corp., 8.625%, 2010                                 1,535,000         1,738,388
Eye Care Centers of America, Inc., 10.75%, 2015##                  2,240,000         2,128,000
Finlay Fine Jewelry Corp., 8.375%, 2012                              910,000           850,850
Mothers Work, Inc., 11.25%, 2010                                   1,355,000         1,341,450
Rite Aid Corp., 9.25%, 2013                                          505,000           501,213
Rite Aid Corp., 6.875%, 2013                                       1,290,000         1,138,425
Rite Aid Corp., 7.7%, 2027                                           905,000           751,150
                                                                               ---------------
                                                                               $    10,895,876
----------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                        $     1,155,000   $     1,219,969
----------------------------------------------------------------------------------------------
Steel - 0.6%
----------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                          $     2,835,000   $     2,636,550
Chaparral Steel Co., 10%, 2013##                                     580,000           607,550
Northwestern Steel & Wire Co., 9.5%, 2049**                           20,000                 0
                                                                               ---------------
                                                                               $     3,244,100
----------------------------------------------------------------------------------------------
Supermarkets - 0.1%
----------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                 $       775,000   $       821,500
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.0%
----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009              $       978,000   $     1,091,693
American Tower Corp., 9.375%, 2009                                    89,000            93,673
American Tower Corp., 7.125%, 2012                                   665,000           701,575
American Towers, Inc., 7.25%, 2011                                   775,000           815,688
Telecommunications - Wireless - continued
----------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013               $     1,305,000   $     1,469,756
Dobson Cellular Systems, Inc., 9.875%, 2012                          350,000           387,188
Dolphin Telecom PLC, 11.5%, 2008**                                   775,000                 0
IWO Escrow Co., FRN, 7.3488%, 2012##                                 155,000           158,100
Mobile TeleSystems OJSC, 9.75%, 2008##                               333,000           358,142
Mobile TeleSystems OJSC, 8.375%, 2010##                              272,000           284,240
Nextel Communications, Inc., 5.95%, 2014                           5,870,000         6,068,113
Rogers Wireless, Inc., 6.375%, 2014                                1,295,000         1,314,425
Rogers Wireless, Inc., 7.5%, 2015                                    570,000           622,725
Rural Cellular Corp., 9.75%, 2010                                  2,818,000         2,807,433
Rural Cellular Corp., 9.875%, 2010                                   100,000           106,500
U.S. Unwired, Inc., 10%, 2012                                        980,000         1,131,900
                                                                               ---------------
                                                                               $    17,411,151
----------------------------------------------------------------------------------------------
Tire & Rubber - 0.6%
----------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014               $     2,175,000   $     1,914,000
Goodyear Tire & Rubber Co., 9%, 2015##                             1,795,000         1,830,900
                                                                               ---------------
                                                                               $     3,744,900
----------------------------------------------------------------------------------------------
Tobacco - 0.5%
----------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##          $     2,735,000   $     2,769,188
----------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                         $       615,000   $       620,381
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.8%
----------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                     $       325,000   $       359,938
AES Corp., 9%, 2015##                                              1,285,000         1,432,775
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                     1,530,000         1,721,250
Calpine Corp., 8.5%, 2008                                          2,730,000         1,972,425
DPL, Inc., 6.875%, 2011                                              755,000           824,838
Dynegy Holdings, Inc., 6.875%, 2011                                  845,000           847,113
Empresa Nacional de Electricidad S.A., 8.35%, 2013                   599,000           687,192
Enersis S.A., 7.375%, 2014                                         1,209,000         1,286,259
FirstEnergy Corp., 6.45%, 2011                                     1,095,000         1,177,532
FirstEnergy Corp., 7.375%, 2031                                      442,000           531,580
Midwest Generation LLC, 8.75%, 2034                                2,150,000         2,408,000
Mission Energy Holding Co., 13.5%, 2008                            1,275,000         1,523,625
NGC Corp. Capital Trust, 8.316%, 2027                              1,975,000         1,777,500
NorthWestern Corp., 5.875%, 2014##                                 1,225,000         1,261,750
NRG Energy, Inc., 8%, 2013                                         1,895,000         2,027,650
PSEG Energy Holdings LLC, 8.625%, 2008                               760,000           811,300
Utilities - Electric Power - continued
----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                            $       530,000   $       522,050
Reliant Resources, Inc., 9.25%, 2010                                 785,000           859,575
Sierra Pacific Resources, 8.625%, 2014                             1,540,000         1,705,550
Tenaska Alabama Partners LP, 7%, 2021##                              598,000           620,425
Texas Genco LLC, 6.875%, 2014##                                    1,105,000         1,160,250
TXU Corp., 5.55%, 2014##                                           1,780,000         1,735,281
                                                                               ---------------
                                                                               $    27,253,858
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $494,249,798)                                    $   509,843,265
----------------------------------------------------------------------------------------------
Stocks - 2.6%
----------------------------------------------------------------------------------------------
ISSUER                                                                SHARES           $ VALUE
----------------------------------------------------------------------------------------------
Automotive - 1.0%
----------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                        73,650   $     5,678,415
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.4%
----------------------------------------------------------------------------------------------
NTL, Inc.*                                                            12,137   $       808,688
Sinclair Broadcast Group, Inc., "A"                                   75,683           681,147
Telewest Global, Inc.*                                                30,109           672,635
                                                                               ---------------
                                                                               $     2,162,470
----------------------------------------------------------------------------------------------
Business Services - 0.2%
----------------------------------------------------------------------------------------------
Brink's Co.                                                           35,500   $     1,283,680
----------------------------------------------------------------------------------------------
Engineering - Construction - 0.1%
----------------------------------------------------------------------------------------------
Intergrated Electrical Services, Inc.*                               132,500   $       367,025
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0%
----------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                     59,987   $        33,962
----------------------------------------------------------------------------------------------
Metals & Mining - 0%
----------------------------------------------------------------------------------------------
Oxford Automotive*                                                        29   $             0
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
----------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                               40,712   $       895,664
Northwestern Corp.                                                    71,764         2,267,742
                                                                               ---------------
                                                                               $     3,163,406
----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                     31,600   $       981,496
----------------------------------------------------------------------------------------------
Special Products & Services - 0%
----------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                     385   $        40,579
----------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                  7   $           245
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
----------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                               35,960   $       928,847
----------------------------------------------------------------------------------------------
Telephone Services - 0%
----------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                   2,616   $         6,951
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $14,693,718)                  $    14,647,076
----------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.3%
----------------------------------------------------------------------------------------------
Automotive - 0.3%
----------------------------------------------------------------------------------------------
General Motors Corp., 5.25% (Identified Cost, $1,745,924)             98,116   $     1,953,490
----------------------------------------------------------------------------------------------
Preferred Stocks - 0.7%
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.6%
----------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                      152   $     1,003,200
Spanish Broadcasting Systems, Inc., "B", 10.75%                        1,975         2,152,750
                                                                               ---------------
                                                                               $     3,155,950
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
----------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                 5,050   $       494,900
----------------------------------------------------------------------------------------------
Real Estate - 0%
----------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                      1,375   $        37,166
----------------------------------------------------------------------------------------------
Telephone Services - 0%
----------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                       12   $            12
----------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $3,814,276)                           $     3,688,028
----------------------------------------------------------------------------------------------
Warrants - 0%
----------------------------------------------------------------------------------------------
ISSUER, STRIKE PRICE, FIRST EXERCISE DATE                             SHARES           $ VALUE
----------------------------------------------------------------------------------------------
Cybernet Internet Services, $22.28, 10/29/99
(Computer Software)*                                                      20   $             0
Grande Communications Holdings, $0.01, 10/01/04
(Broadcast & Cable TV)*                                                1,695               170
GT Group Telecom, Inc., $0.00, 8/01/00
(Telephone Services)*                                                    750                 0
Metricom, $87.00, 8/15/00 (Network & Telecom)*                           225                 0
Ono Finance, $0.00, 5/31/09 (Broadcast & Cable TV)*                      175                 0
Pliant Corp., $0.01, 5/25/00 (Containers)##*                             815                 8
Sirius Satellite Radio, Inc., $24.92, 8/13/99
(Advertising & Broadcasting)*                                            300                 0
Sterling Chemicals, Inc., $52.00, 12/31/02
(Specialty Chemicals)*                                                    11                13
Thermadyne Holdings Corp., $20.78, 5/29/03
(Machinery & Tools)*                                                     338                74
XM Satellite Radio, Inc., $45.24, 9/16/00
(Broadcast & Cable TV)*                                                  300            18,900
XO Communications, Inc., $6.25, 5/27/03, "A"
(Telephone Services)*                                                    470               165
XO Communications, Inc., $7.50, 5/27/03, "B"
(Telephone Services)*                                                    352                88
XO Communications, Inc., $10.00, 5/27/03, "C"
(Telephone Services)*                                                    352                84
----------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $143,262)                                     $        19,502
----------------------------------------------------------------------------------------------

Repurchase Agreement - 5.0%
----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT           $ VALUE
----------------------------------------------------------------------------------------------
Goldman Sachs, 3.30%, dated 7/29/05, due 8/01/05,
total to be received $28,766,909 (secured by
various U.S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost            $    28,759,000   $    28,759,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $543,405,978)(+)                           $   558,910,361
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.1%                                               11,707,715
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $   570,618,076
----------------------------------------------------------------------------------------------
(S)(S)(S) The rate shown represents a current effective yield.
        # Payment-in-kind security.
       ** Non income producing security - in default.
        * Non-income producing security.
       ## SEC Rule 144A restriction.
       ^^ Interest only security for which the fund receives interest on notional principal (Par amount).
          Par amount shown is the notional principal and does not reflect the cost of the security.
      (+) As of July 31, 2005, the fund had 11 securities representing $869,549 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS = Argentine Peso
EUR = Euro
SEK = Swedish Kronor

Abbreviations:
FRN = Floating Rate Note

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 7/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $543,405,978)               $558,910,361
Cash                                                                     211,992
Foreign currency, at value (identified cost, $108,930)                   111,733
Receivable for forward foreign currency exchange contracts                95,140
Receivable for investments sold                                        8,508,796
Receivable for fund shares sold                                        1,762,035
Interest and dividends receivable                                      9,748,209
Receivable from investment adviser                                       260,445
------------------------------------------------------------------------------------------------------
Total assets                                                                              $579,608,711
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                 $1,432,676
Payable for forward foreign currency exchange contracts                   48,236
Payable for investments purchased                                      5,982,496
Payable for fund shares reacquired                                     1,259,553
Payable to affiliates
  Management fee                                                          23,340
  Shareholder servicing costs                                            114,965
  Distribution and service fees                                           27,318
  Administrative services fee                                                562
Accrued expenses and other liabilities                                   101,489
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $8,990,635
------------------------------------------------------------------------------------------------------
Net assets                                                                                $570,618,076
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $555,777,856
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           15,552,008
Accumulated undistributed net realized gain on investments and
foreign currency transactions                                            278,020
Accumulated distributions in excess of net investment income            (989,808)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $570,618,076
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   75,600,797
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $299,774,271
  Shares outstanding                                                  39,739,741
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $7.54
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$7.54)                                                     $7.92
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $135,184,436
  Shares outstanding                                                  17,866,889
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.57
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $95,413,257
  Shares outstanding                                                  12,675,902
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.53
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $40,246,112
  Shares outstanding                                                   5,318,265
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $7.57
------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 7/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $23,579,386
  Dividends                                                               336,227
  Foreign taxes withheld                                                   (9,907)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $23,905,706
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,790,209
  Distribution and service fees                                         1,659,784
  Shareholder servicing costs                                             459,170
  Administrative services fee                                              40,307
  Trustees" compensation                                                   11,096
  Custodian fee                                                           149,982
  Printing                                                                 29,272
  Postage                                                                  20,105
  Auditing fees                                                            32,284
  Legal fees                                                               10,926
  Shareholder solicitation expenses                                        34,579
  Miscellaneous                                                            79,804
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $4,317,518
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (25,928)
  Reduction of expenses by investment adviser                          (1,281,904)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,009,686
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $20,896,020
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $1,052,662
  Foreign currency transactions                                           864,955
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $1,917,617
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(6,465,408)
  Translation of assets and liabilities in foreign currencies             110,465
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(6,354,943)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(4,437,326)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $16,458,694
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     7/31/05                    1/31/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $20,896,020                $32,416,329
Net realized gain (loss) on investments and foreign
currency transactions                                              1,917,617                  7,952,314
Net unrealized gain (loss) on investments and foreign
currency translation                                              (6,354,943)                (1,263,987)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $16,458,694                $39,104,656
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(10,854,900)              $(15,729,828)
  Class B                                                         (4,900,953)               (10,299,301)
  Class C                                                         (3,393,592)                (6,505,024)
  Class I                                                         (1,491,193)                  (854,209)
From net realized gain on investments and
foreign currency transactions
  Class A                                                         (1,467,939)                (2,177,440)
  Class B                                                           (714,478)                (1,431,789)
  Class C                                                           (502,598)                  (928,293)
  Class I                                                           (204,485)                  (119,179)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(23,530,138)              $(38,045,063)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $12,422,215               $185,426,549
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $1,314                    $20,643
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $5,352,085               $186,506,785
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                          $565,265,991               $378,759,206
At end of period (including accumulated distributions in
excess of net investment income of $989,808 and
$1,245,190, respectively)                                       $570,618,076               $565,265,991
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                  YEARS ENDED 1/31
                                           ENDED      ------------------------------------------------------------------------
CLASS A                                  7/31/05             2005             2004            2003          2002          2001
                                     (UNAUDITED)
Net asset value,
beginning of period                        $7.63            $7.65            $6.61           $7.08         $7.96         $8.79
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.29            $0.57            $0.60           $0.62         $0.80         $0.92
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.05)            0.08             1.05           (0.43)        (0.85)        (0.67)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.24            $0.65            $1.65           $0.19        $(0.05)        $0.25
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.29)          $(0.59)          $(0.61)         $(0.66)       $(0.83)       $(0.97)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.04)           (0.08)              --              --            --         (0.11)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.33)          $(0.67)          $(0.61)         $(0.66)       $(0.83)       $(1.08)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--             $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $7.54            $7.63            $7.65           $6.61         $7.08         $7.96
------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                     3.22++           8.98            26.04            2.95         (0.30)         3.28
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                1.30+            1.29             1.34            1.37          1.46          1.53
Expenses after expense reductions##         0.84+            0.87             1.01            1.01          1.01          1.02
Net investment income(S)                    7.80+            7.62             8.21            9.35         11.18         11.43
Portfolio turnover                            34               69               98             104           133           147
Net assets at end of period
(000 Omitted)                           $299,774         $278,886         $150,334         $70,892       $37,187       $19,982
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 1/31
                                           ENDED      ------------------------------------------------------------------------
CLASS B                                  7/31/05             2005             2004            2003          2002          2001
                                     (UNAUDITED)
Net asset value,
beginning of period                        $7.65            $7.67            $6.63           $7.09         $7.98         $8.81
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.27            $0.53            $0.55           $0.58         $0.77         $0.89
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.05)            0.07             1.06           (0.43)        (0.87)        (0.69)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.22            $0.60            $1.61           $0.15        $(0.10)        $0.20
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.26)          $(0.54)          $(0.57)         $(0.61)       $(0.79)       $(0.92)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.04)           (0.08)              --              --            --         (0.11)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.30)          $(0.62)          $(0.57)         $(0.61)       $(0.79)       $(1.03)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--             $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $7.57            $7.65            $7.67           $6.63         $7.09         $7.98
------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                     3.02++           8.28            25.19            2.43         (1.07)         2.63
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                1.95+            1.94             1.99            2.02          2.11          2.18
Expenses after expense reductions##         1.49+            1.52             1.66            1.66          1.66          1.67
Net investment income(S)                    7.15+            7.03             7.61            8.75         10.59         10.83
Portfolio turnover                            34               69               98             104           133           147
Net assets at end of period
(000 Omitted)                           $135,184         $151,711         $140,348         $72,321       $41,481       $26,031
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 1/31
                                           ENDED      ------------------------------------------------------------------------
CLASS C                                  7/31/05             2005             2004            2003          2002          2001
                                     (UNAUDITED)
Net asset value,
beginning of period                        $7.61            $7.63            $6.60           $7.07         $7.95         $8.78
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.26            $0.52            $0.54           $0.57         $0.77         $0.89
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.04)            0.08             1.06           (0.43)        (0.86)        (0.69)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.22            $0.60            $1.60           $0.14        $(0.09)        $0.20
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.26)          $(0.54)          $(0.57)         $(0.61)       $(0.79)       $(0.92)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.04)           (0.08)              --              --            --         (0.11)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.30)          $(0.62)          $(0.57)         $(0.61)       $(0.79)       $(1.03)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--             $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $7.53            $7.61            $7.63           $6.60         $7.07         $7.95
------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                     3.02++           8.28            25.10            2.29         (0.94)         2.64
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                1.95+            1.94             1.99            2.02          2.11          2.18
Expenses after expense reductions##         1.49+            1.52             1.66            1.66          1.66          1.67
Net investment income(S)                    7.15+            7.01             7.56            8.67         10.62         10.90
Portfolio turnover                            34               69               98             104           133           147
Net assets at end of period
(000 Omitted)                            $95,413         $101,113          $84,643         $38,130       $17,518       $11,221
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                YEARS ENDED 1/31
                                            ENDED      ---------------------------------------------------------------------
CLASS I                                   7/31/05            2005            2004           2003          2002          2001
                                      (UNAUDITED)
Net asset value,
beginning of period                         $7.65           $7.68           $6.64          $7.10         $8.04         $8.85
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                     $0.30           $0.55           $0.63          $0.64         $0.59         $1.07
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  (0.04)           0.12            1.05          (0.42)        (0.67)        (0.77)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.26           $0.67           $1.68          $0.22        $(0.08)        $0.30
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.30)         $(0.62)         $(0.64)        $(0.68)       $(0.86)       $(1.00)
  From net realized gain on
  investments and foreign currency
  transactions                              (0.04)          (0.08)             --             --            --         (0.11)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.34)         $(0.70)         $(0.64)        $(0.68)       $(0.86)       $(1.11)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                            $0.00+++        $0.00+++          $--            $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $7.57           $7.65           $7.68          $6.64         $7.10         $8.04
------------------------------------------------------------------------------------------------------------------------------
Total return (%)***&                         3.54++          9.23           26.41           3.45         (0.74)         3.88
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##         0.96+           0.93            0.99           1.02          1.11          1.18
Expenses after expense reductions##          0.50+           0.51            0.66           0.66          0.66          0.67
Net investment income(S)                     8.16+           7.75            8.66           9.76         10.25         11.75
Portfolio turnover                             34              69              98            104           133           147
Net assets at end of period
(000 Omitted)                             $40,246         $33,556          $3,434         $2,508          $155            $0++++
------------------------------------------------------------------------------------------------------------------------------

   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ Class I net assets were less than $500.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 *** Certain expenses have been reduced without which performance would have been lower. & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 (+) Total returns do not include any applicable sales charges.
 (S) Effective February 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
     and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended July 31, 2005 the fund's custodian fees were reduced by $25,609 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended July 31, 2005, the fund's miscellaneous expenses were reduced by $319 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds, wash sales, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2005 and January 31, 2004 was as follows:

                                                    1/31/05           1/31/04
        Distributions declared from:

  Ordinary income                               $36,308,924       $24,527,781
  Long-term capital gain                          1,736,139                --
-------------------------------------------------------------------------------
Total distributions declared                    $38,045,063       $24,527,781
-------------------------------------------------------------------------------

As of January 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income           $4,006,475
        Undistributed long-term capital gain     1,684,363
        Unrealized appreciation (depreciation)  19,914,484
        Other temporary differences             (3,693,658)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the six months ended July 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2005 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 31, 2006, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $100,863 for the six months ended July 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.35%            $4,970          $490,235
Class B                          0.75%            0.25%            1.00%          1.00%                65           691,013
Class C                          0.75%            0.25%            1.00%          1.00%                46           478,536
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $1,659,784

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31,
    2005 based on each class' average daily net assets.
(3) For the six months ended July 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2005 were as follows:

                                              Amount
            Class A                             $244
            Class B                         $169,502
            Class C                          $13,345

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2005, the fee was $317,478, which equated to 0.1146% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2005, these costs amounted to $97,950.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended July 31, 2005 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $65. Both amounts are included in Trustees compensation for the six months ended July 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,314, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $179,362,018 and $176,882,970, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                  $545,905,051
        ------------------------------------------------------------
        Gross unrealized appreciation                    $21,954,341
        Gross unrealized depreciation                     (8,949,031)
        ------------------------------------------------------------
        Net unrealized appreciation (depreciation)       $13,005,310

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 7/31/05             Year ended 1/31/05
                                             SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                 12,263,460       $91,999,015      23,742,389      $178,434,555
Shares issued to shareholders in
reinvestment of distributions                1,103,906         8,217,725       1,476,078        11,090,161
Shares reacquired                          (10,180,270)      (75,827,095)     (8,322,365)      (62,222,536)
-------------------------------------------------------------------------------------------------------------
Net change                                   3,187,096       $24,389,645      16,896,102      $127,302,180

CLASS B SHARES

Shares sold                                  1,640,484       $12,331,744       7,090,726       $53,277,877
Shares issued to shareholders in
reinvestment of distributions                  417,623         3,118,162         927,114         6,974,876
Shares reacquired                           (4,018,474)      (30,063,785)     (6,492,439)      (48,594,938)
-------------------------------------------------------------------------------------------------------------
Net change                                  (1,960,367)     $(14,613,879)      1,525,401       $11,657,815

CLASS C SHARES

Shares sold                                  1,559,325       $11,701,785       5,457,312       $40,854,541
Shares issued to shareholders in
reinvestment of distributions                  264,529         1,963,853         522,999         3,914,613
Shares reacquired                           (2,430,258)      (18,059,725)     (3,789,810)      (28,215,092)
-------------------------------------------------------------------------------------------------------------
Net change                                    (606,404)      $(4,394,087)      2,190,501       $16,554,062

CLASS I SHARES

Shares sold                                  1,447,379       $10,876,776       4,179,938       $31,749,708
Shares issued to shareholders in
reinvestment of distributions                   19,987           148,831          28,756           217,139
Shares reacquired                             (533,069)       (3,985,071)       (271,921)       (2,054,355)
-------------------------------------------------------------------------------------------------------------
Net change                                     934,297        $7,040,536       3,936,773       $29,912,492

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended July 31, 2005 was $2,119, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended July 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are netted by currency.

                                                                                                        NET
                                                                                                    UNREALIZED
                                        CONTRACTS TO                               CONTRACTS       APPRECIATION
                  SETTLEMENT DATE      DELIVER/RECEIVE       IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
SALES
                8/08/05 - 8/24/05        EUR 12,132,356         $14,820,086        $14,726,739        $93,347
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
PURCHASES
                          8/08/05        EUR  3,050,954         $ 3,748,280        $ 3,703,001       $(45,279)
                          8/15/05        SEK    313,806              41,626             40,462         (1,164)
                                                                -----------        -----------       --------
                                                                $ 3,789,906        $ 3,743,463       $(46,443)
                                                                ===========        ===========       ========
----------------------------------------------------------------------------------------------------------------

At July 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 7/31/05

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                            NUMBER OF DOLLARS
                              ---------------------------------------------
NOMINEE                            AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn               $2,613,028,429.20          $35,038,972.29
---------------------------------------------------------------------------
David H. Gunning                2,615,599,448.35           32,467,953.14
---------------------------------------------------------------------------
William R. Gutow                2,614,049,461.36           34,017,940.13
---------------------------------------------------------------------------
Michael Hegarty                 2,615,203,550.76           32,863,850.73
---------------------------------------------------------------------------
J. Atwood Ives                  2,613,291,390.42           34,776,011.07
---------------------------------------------------------------------------
Amy B. Lane                     2,615,146,941.88           32,920,459.61
---------------------------------------------------------------------------
Robert J. Manning               2,615,344,421.26           32,722,980.23
---------------------------------------------------------------------------
Lawrence T. Perera              2,613,339,019.18           34,728,382.31
---------------------------------------------------------------------------
Robert C. Pozen                 2,615,095,278.75           32,972,122.74
---------------------------------------------------------------------------
J. Dale Sherratt                2,613,750,965.17           34,316,436.32
---------------------------------------------------------------------------
Laurie J. Thomsen               2,614,898,907.24           33,168,494.25
---------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 19th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 32nd percentile for the one-year period and the 8th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the median of such fees and expenses of funds in the Lipper expense group.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by Fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the fund's investment advisory agreement with MFS will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

[logo] M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              HYO-SEM-8/05 42M

MFS(R) MUNICIPAL HIGH INCOME FUND                                       7/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             29
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    36
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   46
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    47
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            51
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   51
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Bonds                                      99.1%
              Cash & Other Net Assets                     0.9%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                           22.3%
              ------------------------------------------------
              Health/Long-term Care                      10.6%
              ------------------------------------------------
              Investor Owned Utilities                    5.4%
              ------------------------------------------------
              Municipal Tobacco                           5.1%
              ------------------------------------------------
              State and Local Appropriation               4.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        20.8%
              ------------------------------------------------
              AA                                          2.4%
              ------------------------------------------------
              A                                           6.0%
              ------------------------------------------------
              BBB                                        28.5%
              ------------------------------------------------
              BB                                          9.7%
              ------------------------------------------------
              B                                           4.5%
              ------------------------------------------------
              CCC                                         3.1%
              ------------------------------------------------
              CC                                          0.1%
              ------------------------------------------------
              Not Rated                                  24.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             6.1
              ------------------------------------------------
              Average Life***                        16.6 yrs.
              ------------------------------------------------
              Average Maturity***                    19.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                  BBB+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category.
     Percentages are based on the total market value of investments as of 7/31/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 7/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
FEBRUARY 1, 2005 THROUGH JULY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
Share                      Expense   Account Value   Account Value     2/01/05-
Class                       Ratio      2/01/05         7/31/05         7/31/05
-------------------------------------------------------------------------------
        Actual              0.71%      $1,000.00      $1,033.80         $3.58
  A     -----------------------------------------------------------------------
        Hypothetical*       0.71%      $1,000.00      $1,021.27         $3.56
-------------------------------------------------------------------------------
        Actual              1.47%      $1,000.00      $1,029.90         $7.40
  B    ------------------------------------------------------------------------
        Hypothetical*       1.47%      $1,000.00      $1,017.50         $7.35
-------------------------------------------------------------------------------
        Actual              1.70%      $1,000.00      $1,028.70         $8.55
  C     -----------------------------------------------------------------------
        Hypothetical*       1.70%      $1,000.00      $1,016.36          $8.50
-------------------------------------------------------------------------------

------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 7/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT              $ VALUE
-----------------------------------------------------------------------------------------------------
Airport & Port Revenue - 0.8%
-----------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., "A", RITES, FSA,
8.428%, 2022+(+)                                                    $  6,250,000       $    7,723,125
Denver, CO, City & County Airport Rev., RITES, AMBAC,
9.36%, 2017+(+)                                                        2,500,000            2,971,650
                                                                                       --------------
                                                                                       $   10,694,775
-----------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese),
6.7%, 2030                                                          $  5,380,000       $    5,791,355
-----------------------------------------------------------------------------------------------------

General Obligations - General Purpose - 3.5%
-----------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009(++)                                $    855,000       $      970,263
Delaware County, OH, 6.25%, 2010(++)                                   1,000,000            1,151,920
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                    810,000              835,961
Los Angeles, CA, RITES, FGIC, 7.508%, 2015+(+)                         5,310,000            6,645,890
New York City, NY, 6.125%, 2006(++)                                    5,000,000            5,159,800
New York City, NY, "F", FGIC, 5.875%, 2006(++)                         3,390,000            3,545,432
New York City, NY, "F", FGIC, 5.875%, 2024                             3,610,000            3,767,504
New York City, NY, "H", FGIC, 6.125%, 2007(++)                         1,210,000            1,298,717
New York City, NY, "H", FGIC, 6.125%, 2025                             6,790,000            7,245,405
New York City, NY, "M", 5%, 2035                                      11,200,000           11,660,880
State of Florida, Department of Transportation, RITES,
6.997%, 2017+(+)                                                       2,300,000            2,602,341
State of Massachusetts, ROLS, 8.309%, 2017+(+)                         2,000,000            2,407,880
West Warwick, RI, 7.45%, 2013                                            455,000              467,649
                                                                                       --------------
                                                                                       $   47,759,642
-----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
-----------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev
(Township of Wyckoff Board of Education), 5%, 2032                  $    540,000       $      572,665
Birmingham, AL, 5.75%, 2019                                            1,000,000            1,094,680
District of Columbia, "A", 6%, 2007(++)                                5,000,000            5,377,950
                                                                                       --------------
                                                                                       $    7,045,295
-----------------------------------------------------------------------------------------------------
General Obligations - Schools - 3.6%
-----------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A",
PSF, 5.125%, 2033                                                   $  2,815,000       $    2,976,975
Chicago, IL, Board of Education, RITES, 7.474%, 2020+(+)               7,910,000            9,887,342
Forsyth County, GA, School District, 6%, 2010(++)                      1,700,000            1,921,153
Fort Bend, TX, Independent School District, "A", PSF, 5.25%,2027       2,825,000            3,043,825
Houston, TX, Independent School District, RITES, PSF,
7.485%, 2017+(+)                                                       5,000,000            5,717,700
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(++)                 1,255,000            1,444,091
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(++)                   1,355,000            1,567,491
Lake County, IL, FGIC, 6%, 2008(++)                                    2,500,000            2,731,575
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                             3,780,000            1,274,314
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                             3,820,000              952,555
Leander, TX, Independent School District, PSF, 0%, 2029                7,310,000            1,962,077
Leander, TX, Independent School District, PSF, 0%, 2030                6,480,000            1,636,783
McHenry & Lake County, IL, FSA, 6.125%, 2010(++)                       1,700,000            1,904,357
Snyder, TX, Independent School District, School Building, AMBAC,
5.25%, 2030                                                            2,150,000            2,310,068
State of Florida, Board of Education, RITES, FGIC, 7.52%, 2012+(+)     1,500,000            1,814,340
State of Florida, Board of Education, RITES, FGIC, 7.52%, 2013+(+)     5,000,000            6,123,600
White Settlement, TX, Independent School District, School
Building, PSF, 0%, 2033                                                8,965,000            2,023,938
                                                                                       --------------
                                                                                       $   49,292,184
-----------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.9%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South
Hills Health Systems), "B", 6.75%, 2025                             $  1,200,000       $    1,278,228
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), 9.25%, 2030                                    6,100,000            7,301,700
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), "B", 9.25%, 2022                               3,360,000            4,036,133
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial
Hospital), "A", 7.125%, 2033                                           2,500,000            2,613,450
Baldwin County, AL, Eastern Shore Health Care Authority Rev
(Thomas Hospital), 6.75%, 2015                                           500,000              513,240
Baldwin County, AL, Eastern Shore Health Care Authority Rev
(Thomas Hospital), 5.75%, 2027                                         1,600,000            1,595,856
Brookhaven, NY, Industrial Development Agency Rev. (Memorial
Hospital Medical Center Inc.), "A", 8.25%, 2030                        2,500,000            2,705,350
California Valley Health Systems, COP, 6.875%, 2023                    2,185,000            2,195,838
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017            1,270,000            1,293,660
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029             3,430,000            3,441,593
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                        1,995,000            2,015,588
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "B", 6.35%, 2013                                     1,460,000            1,500,865
Chester County, PA, Health & Educational Facilities Rev
(Chester County Hospital), "A", 6.75%, 2031                            2,500,000            2,660,875
Citrus County, FL, Hospital Development Authority Rev. (Citrus
Memorial Hospital), 6.25%, 2023                                          960,000            1,034,851
Coffee County, GA, Hospital Authority Rev. (Coffee Regional
Medical Center, Inc.), 5%, 2026                                          110,000              111,988
Colorado Health Facilities Authority Rev. (Parkview Hospital),
6%, 2005(++)                                                           4,695,000            4,801,248
Colorado Health Facilities Authority Rev. (Parkview Hospital),
6%, 2016                                                               2,305,000            2,356,563
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 6.5%, 2020                                                      770,000              856,248
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2026                                          2,200,000            2,458,324
Comal County, TX, Health Facilities Development Rev. (McKenna
Memorial Hospital), "A", 6.125%, 2022                                  2,000,000            2,146,940
Crittenden County, AR, Hospital Rev., Refunding & Improvement,
7.15%, 2025                                                            1,165,000            1,174,809
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                             5,020,000            5,646,245
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018             3,700,000            3,803,822
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028               950,000              958,493
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023              750,000              789,780
District of Columbia, Health & Hospital Authority Rev. (Medstar
University Hospital), "D", 6.875%, 2007(++)                            3,875,000            4,110,755
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.2%, 2025                                                    750,000              747,233
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.5%, 2031                                                    865,000              866,393
Grand Forks, ND, Health Care Authority Rev. (Altru Health
Systems Obligated Group), 7.125%, 2024                                 2,250,000            2,533,478
Highlands County, FL, Health Facilities Authority Rev
(Adventist/Sunbelt Hospital), 6%, 2031                                 3,000,000            3,273,240
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                            2,500,000            2,599,950
Indiana Health Facilities Financing Authority, Hospital Rev
(Community Hospital), "A", AMBAC, 5%, 2035                             5,220,000            5,461,477
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medical Research Foundation, Inc.), 6.375%, 2031              8,950,000            9,522,890
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medicial Research Foundation, Inc.), 6.375%, 2021             3,300,000            3,513,510
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 6.125%, 2031                                     3,750,000            3,961,988
Joplin, MO, Industrial Development Authority Health Facilities
Rev. (Freeman Health Systems), 5.5%, 2029                              1,290,000            1,352,913
Joplin, MO, Industrial Development Authority Health Facilities
Rev. (Freeman Health Systems), 5.75%, 2035                             1,395,000            1,502,331
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020                             5,000,000            5,524,550
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.625%, 2028                           2,000,000            2,206,620
Knox County, TN, Health Educational Housing Facilities Board,
Hospital Facilities Rev. (Baptist Health Systems), 6.5%, 2031          5,350,000            5,697,590
Lufkin, TX, Health Facilities Rev. (Memorial Health System of
East Texas), 6.875%, 2006(++)                                          1,305,000            1,357,513
Lufkin, TX, Health Facilities Rev. (Memorial Health System of
East Texas), 5.7%, 2028                                                3,305,000            3,411,256
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                 2,000,000            2,013,160
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034                                4,345,000            4,344,957
Maryland Health & Higher Educational Facilities Authority Rev
(University of Maryland Medical System), 6.75%, 2030                   1,000,000            1,135,930
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 6.5%, 2012                                          1,500,000            1,658,610
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                          3,500,000            3,620,925
Massachusetts Health & Educational Facilities Authority Rev
(Jordan Hospital), 5.25%, 2018                                         4,600,000            4,625,346
Massachusetts Health & Educational Facilities Authority Rev
(Milford Whitinsville Hospital), 6.35%, 2032                           1,450,000            1,553,690
Massachusetts Health & Educational Facilities Authority Rev
(North Adams Regional Hospital), "C", 6.625%, 2018                     1,405,000            1,450,972
Massachusetts Health & Educational Facilities Authority Rev
(Northern Berkshire Health), "B", 6.375%, 2034                           760,000              790,271
Massachusetts Health & Educational Facilities Authority Rev
(Saints Memorial Medical Center), 6%, 2023                            12,530,000           12,560,949
Massachusetts Health & Educational Facilities Authority Rev
(University of Massachusetts Memorial Hospital), 6.5%, 2021              500,000              539,805
Mecosta County, MI, General Hospital Rev., 6%, 2018                    1,200,000            1,203,852
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), 6.75%, 2029                                                   2,490,000            2,760,987
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                               3,505,000            3,841,480
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.875%, 2021                                                  1,000,000            1,068,870
Mississippi Business Finance Corp., Health Facilities Rev. (Rush
Medical Foundation, Inc.), 5.375%, 2015                                  700,000              706,489
Mississippi Business Finance Corp., Health Facilities Rev. (Rush
Medical Foundation, Inc.), 5.625%, 2023                                  250,000              249,733
Monroe County, NY, Industrial Development Agency, Civic
Facilities Rev. (Highland Hospital of Rochester), 5%, 2025               185,000              189,534
'Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2022             5,100,000            4,725,048
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "C", MBIA, 5.25%, 2029                          2,240,000            2,287,690
New Hampshire Health & Educational Facilities Authority Rev
(Covenant Health), 6.5%, 2017                                          4,215,000            4,799,789
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Catholic Medical Center), 6.125%, 2032                           1,500,000            1,572,330
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Littleton Regional Hospital), 5.9%, 2018                         1,750,000            1,801,573
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Littleton Regional Hospital), "B", 5%, 2008                        550,000              549,819
New Jersey Health Care Facilities, Financing Authority Rev
(Palisades Medical Center), 6.625%, 2031                               1,115,000            1,199,116
New Jersey Health Care Facilities, Financing Authority Rev. (St
Peter's University Hospital), 6.875%, 2030                             4,000,000            4,434,640
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), "A",
6.375%, 2031                                                             500,000              502,735
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), "B",
6.375%, 2031                                                           1,475,000            1,483,068
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), "C",
6.45%, 2032                                                              935,000              945,229
New York State Dormitory Authority Rev., Non State Supported
Debt. (Mt. Sinai NYU Health) "C", 5.5%, 2026                           1,895,000            1,928,390
New York State Dormitory Authority Rev., Non State Supported
Debt. (Mt. Sinai NYU Health) "C", 5.5%, 2026                           2,000,000            2,027,280
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                    5,000,000            4,792,050
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014                                                    2,400,000            2,677,512
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                  4,080,000            4,493,467
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker
Memorial), FHA, 8.7%, 2023                                               490,000              575,177
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2032                       9,000,000           10,051,830
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                           1,395,000            1,383,477
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                             1,855,000            1,769,021
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006(++)             260,000              275,904
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                       450,000              519,062
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                       750,000              865,103
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                     1,255,000            1,447,605
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                       745,000              859,335
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012(++)                  1,250,000            1,461,250
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012(++)                    750,000              876,750
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022           3,000,000            3,124,140
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                2,725,000            2,977,226
South Carolina Medical University, Hospital Facilities Rev, "A",
MBIA, 5%, 2031                                                         1,995,000            2,074,341
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.375%, 2015                                                  885,000              932,029
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.5%, 2020                                                  1,625,000            1,705,860
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029                                                1,330,000            1,375,326
Springfield, TN, Health & Educational Facilities Rev
(Northcrest Medical Center), 5.25%, 2018                               3,500,000            3,509,135
Springfield, TN, Health & Educational Facilities Rev
(Northcrest Medical Center), 5.375%, 2024                              4,000,000            3,974,120
State of Arkansas, Development Finance Authority Rev
(Washington Regional Medical Center), 7.25%, 2010(++)                  2,500,000            2,905,950
Suffolk County, NY, Industrial Development Agency Rev
(Southampton Hospital), 7.25%, 2020                                    3,360,000            3,458,582
Suffolk County, NY, Industrial Development Agency Rev
(Southampton Hospital), 7.625%, 2030                                   1,480,000            1,554,044
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                               4,500,000            4,831,605
Texas Metro Health Facilities Development Corp., Metro Health
Facilities Development Rev. (Wilson N. Jones Memorial Hospital),
7.2%, 2021                                                             4,300,000            4,400,792
Texas Metro Health Facilities Development Corp., Metro Health
Facilities Development Rev. (Wilson N. Jones Memorial Hospital),
7.25%, 2031                                                            2,000,000            2,040,440
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                   3,150,000            3,396,551
Upper Illinois River Valley Development, Health Facilities Rev
(Morris Hospital), 6.625%, 2031                                        1,900,000            2,090,304
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital),
5.45%, 2011                                                            1,175,000            1,184,353
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.25%, 2022                                            2,000,000            2,108,180
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031                                           2,595,000            2,759,212
Washington County, AR, Hospital Rev., Regional Medical Center
"A", 5%, 2035                                                            750,000              752,250
Washington County, AR, Hospital Rev., Regional Medical Center
"B", 5%, 2025                                                          3,000,000            3,040,740
Weirton, WV, Municipal Hospital Building, Commission Rev
(Weirton Hospital Medical Center), 6.375%, 2031                        3,885,000            3,931,853
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center),
6.25%, 2032                                                            4,000,000            4,278,720
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                             810,000              839,484
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                                                  4,500,000            4,849,065
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                   2,500,000            2,812,800
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 5.625%, 2029                                       1,100,000            1,124,871
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030                                       2,250,000            2,611,778
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                       1,575,000            1,640,473
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 7.125%, 2031                     2,000,000            2,073,680
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), "A", 7.125%, 2031                1,495,000            1,550,076
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), 6.15%, 2015                              2,000,000            1,800,040
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), "C", 6.2%, 2020                            250,000              222,258
                                                                                       --------------
                                                                                       $  303,485,462
-----------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 10.5%
-----------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement
Facilities Rev. (Sears Methodist Retirement), "A", 7%, 2033         $  1,155,000       $    1,228,192
Arizona Health Facilities Authority Rev. (The Terraces Project),
7.75%, 2033+                                                           2,250,000            2,367,270
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006                                          175,000              171,680
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                       1,415,000            1,323,266
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                         3,145,000            2,875,033
Bridgeport, CT, Senior Living Facility Rev. (3030 Park
Retirement Community), 7.25%, 2035                                     2,980,000            3,100,899
Cambria County, PA, Industrial Development Authority Rev
(Beverly Enterprises, Inc.), 10%, 2012                                   600,000              662,004
Chester County, PA, Industrial Development Authority Rev. (RHA
Nursing Home), 8.5%, 2032                                              1,185,000            1,186,766
Clarion, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 7.5%, 2012                                         1,950,000            1,994,421
Colorado Health Facilities Authority Rev. (Covenant Retirement
Communities, Inc.), "B", 6.125%, 2033                                  1,500,000            1,622,385
Contra Costa County, CA, Residential Rental Facilities Rev
(Cypress Meadows), 7%, 2028**+                                           354,958               71,006
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25%, 2035                                      2,725,000            2,933,899
Daphne, AL, Special Care Facilities Financing Authority (1st
Mortgage Presbyterian), 0%, 2008(++)                                  29,975,000           26,828,225
Daphne, AL, Special Care Facilities Financing Authority (2nd
Mortgage Presbyterian), 0%, 2008(++)                                   4,500,000            4,027,590
Daphne, AL, Special Care Facilities Financing Authority
(Presbyterian Hospital), 0%, 2008(++)                                 48,475,000           12,301,501
Fulton County, GA, Residential Care Facilities (Canterbury
Court), "A", 6.125%, 2034                                              1,020,000            1,030,271
Grand Prairie, TX, Housing Finance Corp., Independent Senior
Living Center Rev., 7.5%, 2017                                         1,900,000            1,918,639
Illinois Finance Authority Rev., Friendship Village
(Schaumburg), "A", 5.625%, 2037                                        2,000,000            1,998,160
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 5.75%, 2018                                      2,520,000            2,516,749
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2025                                      5,600,000            6,768,664
Jefferson County, KY, Health Care Authority Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007                                          75,000               75,319
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), 6.875%, 2032                                                    1,250,000            1,357,150
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), "B", 6.25%, 2026                                                1,500,000            1,537,290
Loves Park, IL (Hoosier Care), 7.125%, 2034                            1,915,000            1,778,958
Luzerne County, PA, Industrial Development Authority Rev
(Beverly Enterprise, Inc.), 6.75%, 2008                                  905,000              906,683
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2009(++)                                                1,500,000            1,672,545
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.),
8.875%, 2025                                                           7,005,000            7,034,981
Massachusetts Industrial Finance Agency Rev. (Glenmeadow
Retirement Community), 8.375%, 2006(++)                                2,300,000            2,412,562
Massachusetts Industrial Finance Agency Rev. (Glenmeadow
Retirement Community), 8.625%, 2006(++)                                3,520,000            3,696,915
Massachusetts Industrial Finance Agency Rev. (Metro Health
Foundation, Inc.), 6.75%, 2027+                                        5,720,000            5,691,915
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                           7,230,000            7,599,742
Monongalia County, WV, Health Facilities Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007                                         270,000              271,148
Montgomery County, PA, Higher Education & Health Authority Rev
(AHF/Montgomery), 10.5%, 2020                                          2,220,000            2,283,825
Montgomery County, PA, Industrial Development Authority Rev
(Whitemarsh Continuing Care), 6.125%, 2028                               750,000              784,695
Montgomery County, PA, Industrial Development Authority Rev
(Whitemarsh Continuing Care), 6.25%, 2035                              2,050,000            2,140,426
New Hampshire Industrial Development Authority Rev. (Tall
Pines), 11.25%, 2016**                                                 1,265,000               13,915
New Jersey Economic Development Authority Rev. (Courthouse
Convalescent Center), "A", 8.7%, 2014                                  1,350,000            1,355,616
New Jersey Economic Development Authority Rev. (Lions Gate),
"A", 5.875%, 2037                                                        920,000              933,266
New Jersey Health Care Facilities Financing Authority Rev
(Cherry Hill), 8%, 2027                                                4,000,000            4,166,400
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6%, 2025                             375,000              379,965
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6.125%, 2035                         260,000              262,202
Oklahoma Development Finance Authority Rev. (Inverness Village),
8%, 2032                                                                 750,000              593,460
Reedley, CA, COP (Mennonite Home), 7.5%, 2026                          4,940,000            5,096,697
Shelby County, TN, Health Educational Rev. (Germantown Village),
7.25%, 2034                                                            2,470,000            2,656,880
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises,
Inc.), 7.4%, 2006(++)                                                    840,000              897,523
State of Hawaii, Department of Budget & Finance, Special Purpose
Rev. (Kahala Nui Senior Living Community), 8%, 2033                    1,500,000            1,704,840
Sterling, IL (Hoosier Care), 7.125%, 2034                              1,340,000            1,244,806
Waterford Township, MI, Economic Development Corp. Rev
(Canterbury Health), 6%, 2039+                                         3,055,000            2,479,530
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville
Christian/Judea), 8.25%, 2027                                          7,000,000            7,021,280
                                                                                       --------------
                                                                                       $  144,977,154
-----------------------------------------------------------------------------------------------------
Human Services - 1.6%
-----------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides
Industries), 7.125%, 2016                                           $  1,665,000       $    1,730,634
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013       4,390,000            4,446,499
Lehigh County, PA, General Purpose Authority (Kidspeace
Obligation Group), 6%, 2018                                            3,550,000            3,439,808
Montgomery County, PA, Industrial Development Authority
(Wordsworth Academy), 8%, 2024                                         2,850,000            2,879,441
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Child & Family Services), 6.125%, 2019                           1,210,000            1,245,877
New York City Industrial Development Agency Rev. (Special Needs
Facilities Pooled Program), 6.1%, 2012                                 1,955,000            2,016,680
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 8.875%, 2021                                   1,925,000            1,964,232
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031                                       2,185,000            2,247,578
Osceola County, FL, Industrial Development Authority Rev
(Community Provider), 7.75%, 2017                                        946,000              952,026
Philadelphia, PA, Industrial Development Authority Rev.,
6.125%, 2019+                                                          1,250,000              936,913
                                                                                       --------------
                                                                                       $   21,859,688
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 2.1%
-----------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities Rev. (AMR
Corp.), 7.5%, 2029                                                  $  6,285,000       $    5,614,579
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 7.25%, 2030               1,575,000            1,360,217
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%, 2035              8,050,000            6,048,046
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.) "B", 6.05%, 2029           2,495,000            2,480,604
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (Delta Airlines, Inc.), 7.625%, 2021                 2,585,000              769,038
Houston, TX, Airport Systems Rev., Special Facilities
(Continental, Inc.), "E", 6.75%, 2029                                  2,000,000            1,914,820
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7%, 2012                                                               1,700,000            1,756,287
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7.5%, 2024                                                             2,800,000            2,993,060
New Jersey Economic Development Authority, Special Facilities
Rev. (Continental Airlines, Inc.), 6.25%, 2019                         3,205,000            2,996,931
New Jersey Economic Development Authority, Special Facilities
Rev. (Continental Airlines, Inc.), 6.25%, 2029                         2,220,000            2,021,643
New York City, NY, Industrial Development Agencies Rev
(Continental Airlines, Inc.), 7.25%, 2008                                615,000              614,084
New York City, NY, Industrial Development Agencies Rev
(Continental Airlines, Inc.), 8%, 2012                                   950,000              943,113
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.) "B", 5.65%, 2035                                                   120,000              116,874
                                                                                       --------------
                                                                                       $   29,629,296
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.),
5.625%, 2014                                                        $  1,000,000       $    1,016,510
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.),
"A", 7%, 2024                                                          3,835,000            3,876,802
                                                                                       --------------
                                                                                       $    4,893,312
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016              $  5,000,000       $    4,820,050
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "B", 5%, 2027                  1,080,000            1,068,725
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                            540,000              572,146
Henrico County, VA, Industrial Development Authority Rev
(Browning Ferris, Inc.), 5.3%, 2011                                    3,000,000            3,006,300
Henrico County, VA, Industrial Development Authority Rev
(Browning Ferris, Inc.), 5.45%, 2014                                   2,000,000            1,905,260
Massachusetts Development Finance Agency Rev., Resource Recovery
Rev. (Waste Management, Inc.), 6.9%, 2029                              1,700,000            1,877,667
Nevada Department of Business (Republic Services, Inc.),
5.625%, 2026                                                           2,000,000            2,156,540
New Morgan, PA, Industrial Development Authority, Solid Waste
Disposal Rev. (New Morgan Landfill Co, Inc./Browning Ferris,
Inc.), 6.5%, 2019                                                      2,500,000            2,492,350
Ohio Solid Waste Rev., Ohio Water Development Authority Rev
(Waste Management, Inc.), 4.85%, 2022                                  3,000,000            3,063,750
Schuylkill County, PA, Industrial Development Authority Rev
(Waste Managment, Inc.), 5.1%, 2019                                    1,000,000            1,030,190
Tooele County, UT, Pollution Control Rev. (Laidlaw Environmental
Services), 0%, 2027**                                                  5,000,000               25,000
                                                                                       --------------
                                                                                       $   22,017,978
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
-----------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev
(Bethlehem Steel), 8%, 2024**                                       $ 10,455,000       $          105
Cambria County, PA, Industrial Development Authority Rev
(Bethlehem Steel), 7.5%, 2015**                                        3,890,000                   39
Indiana Development Finance Authority Rev. (Inland Steel),
7.25%, 2011                                                            5,000,000            5,209,450
Mobile County, AL, Industrial Development Authority Rev. (Ipsco,
Inc.), 6.875%, 2030                                                    2,850,000            3,085,838
                                                                                       --------------
                                                                                       $    8,295,432
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 3.4%
-----------------------------------------------------------------------------------------------------
Delaware Economic Development Authority, Economic Development
Rev. (General Motors), 5.6%, 2009                                   $  1,130,000       $    1,130,678
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.),
6.65%, 2032                                                            1,500,000            1,640,610
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017         6,500,000            6,782,685
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7%, 2017                                           3,900,000            3,923,244
Madison County, FL, Rev. (Twin Oaks Project) "A", 6%, 2025+            1,685,000            1,641,022
New Jersey Economic Development Authority, Economic Development
Rev. (Holt Hauling & Warehousing), 8.4%, 2015***+                      4,000,000            2,081,640
New Jersey Economic Development Authority, Economic Development
Rev. (Holt Hauling & Warehousing), 8.6%, 2017***+                      8,000,000            4,163,200
Park Creek Metropolitan District, CO, Rev., Custodial Receipts,
CR-1, 7.875%, 2032##                                                   4,230,000            4,483,419
Park Creek Metropolitan District, CO, Rev., Custodial Receipts,
CR-2, 7.875%, 2032##                                                   1,860,000            1,971,433
Philadelphia, PA, Industrial Development Authority Rev. (Host
Marriott LP), 7.75%, 2017                                              2,000,000            2,027,740
Port Corpus Christ, TX, Industrial Development Authority Rev
(Citgo Petroleum Corp.), 8.25%, 2031                                   2,300,000            2,458,907
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips,
Inc.), 9.75%, 2008(++)                                                 8,924,276           10,350,018
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
Corp.), 5.7%, 2026                                                     3,895,000            4,065,289
                                                                                       --------------
                                                                                       $   46,719,885
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.3%
-----------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial
Facilities Rev. (Potlatch Corp.), "A", 7.75%, 2025                  $  1,200,000       $    1,372,464
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                3,250,000            3,505,190
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                              1,510,000            1,532,846
Courtland, AL, Solid Waste Disposal Rev. (Champion International
Corp.), 6.375%, 2029                                                   2,500,000            2,557,350
De Soto Parish, LA, Environmental Improvement Rev
(International Paper Co.), 6.35%, 2025                                 1,650,000            1,760,253
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012(++)                                                        3,100,000            3,599,007
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "B",
6.45%, 2012(++)                                                        1,100,000            1,279,399
Florence County, SC, Industrial Development Rev. (Stone
Container Corp.), 7.375%, 2007                                           860,000              864,197
Green Bay, WI, Redevelopment Authority, Industrial Rev. (Fort
James), 5.6%, 2019                                                     1,000,000            1,013,720
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024         3,000,000            3,604,680
Maine Finance Authority, Solid Waste Recycling Facility Rev
(Bowater, Inc.), 7.75%, 2022                                           8,500,000            8,529,580
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014          3,800,000            4,023,402
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                                  2,250,000            2,451,983
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit Corp.),
7.5%, 2026                                                             2,000,000            2,063,700
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                          6,660,000            6,772,487
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                      800,000              813,632
                                                                                       --------------
                                                                                       $   45,743,890
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.2%
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs
Industries, Inc.), 7.35%, 2014                                      $  1,500,000       $    1,510,365
Chester County, SC, Industrial Development Rev. (Springs
Industries, Inc.), 7.8%, 2014                                          1,025,000            1,031,027
                                                                                       --------------
                                                                                       $    2,541,392
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
-----------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.,
East Valley Tourist (Cabazon Casino), "A", 9.25%, 2020##            $  3,845,000       $    4,233,730
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033                                                 5,900,000            6,501,505
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032       6,310,000            1,464,803
Mississippi Development Bank, Special Obligation (Diamond Lakes
Utilities), 6.25%, 2017                                                3,400,000            3,502,714
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                  1,880,000            1,932,941
                                                                                       --------------
                                                                                       $   17,635,693
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.3%
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.6%, 2021                                                     $  1,300,000       $    1,402,583
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.7%, 2028                                                        2,000,000            2,150,520
Central Falls, RI, Detention Facility Rev., 7.25%, 2035                  750,000              770,648
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount)
"B", 5.125%, 2025                                                        560,000              561,730
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers
University), "E", 5.6%, 2025                                             395,000              401,826
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##         2,775,000            2,776,832
New Jersey Economic Development Authority Rev. (Kaplowski
Project), "B", 6.8%, 2018                                              4,000,000            4,465,000
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                 2,050,000            2,109,881
Southwestern Illinois Development Authority Rev., Solid Waste
Disposal Rev., 5.9%, 2014                                              2,155,000            2,196,333
Summit County, OH, Port Authority Building (Seville), "A",
5.1%, 2025                                                               620,000              623,751
                                                                                       --------------
                                                                                       $   17,459,104
-----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.0%
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev
(Buckingham Village), 5.5%, 2029                                    $  3,360,000       $    3,386,174
Alexandria, VA, Redevelopment & Housing Finance Authority Rev
(Jefferson Village Apartments), "B", 9%, 2018                          1,825,000            1,825,055
Bay County, FL, Housing Finance Authority, Mulit-family Rev
(Andrews Place II Apartments), FSA, 5%, 2035                             635,000              628,148
Bay County, FL, Housing Finance Authority, Mulit-family Rev
(Andrews Place II Apartments), FSA, 5.1%, 2046                         1,155,000            1,141,232
Charter Mac Equity Issuer Trust, 6.625%, 2009                          8,000,000            8,578,960
Florida Multi-Family Housing Finance Agency Rev. (Center Court
Apartments), 8.5%, 2018                                                1,435,000            1,400,904
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                     2,000,000            2,013,320
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                     4,000,000            4,090,400
Maplewood, RI, Housing Development Corp. (Terrace Apartments),
6.9%, 2025                                                             3,840,000            3,855,744
Memphis, TN, Educational & Housing Facilities (Wesley Highland
Terrace), 8.5%, 2024                                                   5,235,000            5,248,977
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009                         6,000,000            6,454,020
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049##                         2,000,000            1,987,020
Texas Housing & Community Board (Harbors & Plumtree),
10%, 2026+                                                             1,650,000            1,581,707
                                                                                       --------------
                                                                                       $   42,191,661
-----------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                       $    375,000       $      230,059
Rail Connections, Inc., MA Rev., 0%, 2009(++)                            450,000              258,314
Rail Connections, Inc., MA Rev., 0%, 2009(++)                            975,000              523,331
Rail Connections, Inc., MA Rev., 0%, 2009(++)                          1,235,000              620,835
                                                                                       --------------
                                                                                       $    1,632,539
-----------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.2%
-----------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B,
4.75%, 2016                                                         $    545,000       $      543,915
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B,
5%, 2020                                                               2,585,000            2,576,599
                                                                                       --------------
                                                                                       $    3,120,514
-----------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.2%
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                         $    590,000       $      621,494
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
7.05%, 2030                                                               60,000               59,962
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015              225,000               45,983
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA,
0%, 2011                                                               3,395,000            1,901,573
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                              440,000              458,533
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015              865,000              289,541
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                             635,000              665,537
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026                                                               240,000              248,674
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                            2,235,000            2,388,857
Lee County, FL, Housing Finance Authority Rev., "A", GNMA,
7%, 2031                                                                 145,000              145,468
New Castle County, DE, Single Family Mortgage Rev., FGIC,
0%, 2016                                                                  40,000               13,083
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                 5,000                5,010
Pima County, AZ, Industrial Development Authority, "B-1", GNMA,
7.05%, 2030                                                              600,000              623,784
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", FNMA, 5.55%, 2037                                                 2,995,000            3,216,181
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                   490,000              512,070
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                590,000              605,971
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                  1,760,000            1,916,746
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                               1,500,000            1,568,910
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
Mortgage Backed Securities Program, "A-4", GNMA, 5.625%, 2036          1,095,000            1,184,297
                                                                                       --------------
                                                                                       $   16,471,674
-----------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.6%
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027        $    100,000       $      100,221
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014             41,000               41,406
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023             430,000              444,031
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025            152,000              156,479
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033            465,000              482,698
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021              230,000              236,905
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023             760,000              790,643
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032        750,000              785,685
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030            140,000              143,836
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024        655,000              663,063
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                 565,000              604,697
Mississippi Home Corp. Rev., "A", GNMA, 6.1%, 2034                     3,875,000            4,139,856
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA,
6.5%, 2032                                                             3,460,000            3,613,728
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), 6.35%, 2032                           625,000              650,925
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030               1,065,000            1,081,699
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031                     165,000              172,108
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                     505,000              522,574
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                     510,000              534,261
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                             470,000              479,287
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031            425,000              430,504
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033     835,000              884,891
North Dakota Housing Finance Agency Rev., Housing Finance, "A",
5%, 2033                                                               1,675,000            1,690,293
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028              360,000              380,070
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                       2,740,000            2,925,799
                                                                                       --------------
                                                                                       $   21,955,659
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019   $  3,900,000       $    4,038,879
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                   2,000,000            2,014,880
Massachusetts Industrial Finance Agency, Resource Recovery Rev
(Ogden Haverhill Associates), 5.5%, 2013                               2,475,000            2,517,768
Massachusetts Industrial Finance Agency, Resource Recovery Rev
(Ogden Haverhill Associates), 5.6%, 2019                               5,425,000            5,498,780
                                                                                       --------------
                                                                                       $   14,070,307
-----------------------------------------------------------------------------------------------------
State & Agency - Other - 0.3%
-----------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC,
5%, 2034                                                            $  3,730,000       $    3,894,978
-----------------------------------------------------------------------------------------------------
State & Local Agencies - 4.7%
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017              $  1,805,000       $    2,022,521
Alabama Building Renovation Authority, AMBAC, 6%, 2018                 1,155,000            1,293,716
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
8.832%, 2017+(+)                                                       4,500,000            5,632,650
College Park, GA, Industrial Development Authority Rev. (Civic
Center), AMBAC, 5.75%, 2020                                            3,000,000            3,346,860
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
8.641%, 2018(+)                                                        7,000,000            8,838,340
Essex County, NJ, RITES, FGIC, 8.644%, 2020+(+)                        6,000,000            7,402,200
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0% to 2010, 4.55% to 2022                   4,085,000            3,294,961
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC, 0% to 2010, 4.6% to 2023                1,185,000              953,558
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B", AMBAC, 5%, 2043                                 11,260,000           11,702,631
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2028                           2,500,000            2,702,150
Harris County, TX, 5.8%, 2014                                          1,379,473            1,433,465
Harris County, TX, 5.625%, 2020                                        2,467,257            2,478,458
Houston, TX, COP, 6.3%, 2020                                           5,000,000            5,440,550
King George County, VA, Industrial Development Authority Lease
Rev., FSA, 5%, 2036                                                    3,800,000            3,975,142
Mississippi Development Bank, Special Obligations, Hinds County
Public Improvements, FSA, 5.25%, 2035                                  2,080,000            2,212,954
Northumberland County, PA (Country Careers and Arts Center),
6.65%, 2020                                                            1,170,000            1,207,335
Northumberland County, PA (Mountain View Manor), 7%, 2020              1,000,000            1,049,350
Shawnee County, KS (Community Mental Health Center, Inc.),
5.35%, 2019                                                              250,000              242,203
                                                                                       --------------
                                                                                       $   65,229,044
-----------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
-----------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                         $  2,700,000       $    2,869,938
Arizona Student Loan Acquisition Authority, Student Loan Rev.,
6.15%, 2029                                                            1,500,000            1,601,925
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020      2,700,000            2,796,606
                                                                                       --------------
                                                                                       $    7,268,469
-----------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
-----------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                       $  2,750,000       $    2,758,058
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                             1,000,000            1,053,580
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                            1,795,000            1,914,601
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                               800,000              836,064
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                            1,195,000            1,270,189
Virgin Islands Public Finance Authority Rev., 6%, 2006                   500,000              516,040
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018        1,500,000            1,551,990
                                                                                       --------------
                                                                                       $    9,900,522
-----------------------------------------------------------------------------------------------------
Tax Assessment - 4.1%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                                  $    690,000       $      711,707
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                       450,000              472,896
Arborwood Community Development District, Florida Capital
Improvement Rev. (Master Infrastructure Projects), "A",
5.35%, 2036                                                            1,870,000            1,874,619
Arborwood Community Development District, Florida Capital
Improvement Rev. (Master Infrastructure Projects), "B", 5.1%, 2014       750,000              751,740
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030        2,450,000            2,448,163
Broadview, IL, Tax Increment Rev., 5.25%, 2012                         4,180,000            4,344,274
Broadview, IL, Tax Increment Rev., 5.375%, 2015                        3,400,000            3,521,482
Capital Region Community Development District, FL, Capital
Improvement Rev., "A-2", 6.85%, 2031                                     710,000              763,641
Capital Region Community Development District, FL, Capital
Improvement Rev., "B", 5.95%, 2006                                       245,000              246,801
Concorde Estates Community Development District, FL, Capital
Improvement Rev., "B", 5%, 2011                                          745,000              748,963
Double Branch Community Development District, FL, 5.6%, 2007             115,000              115,843
Fishhawk Community Development District, FL, 5.125%, 2009              3,080,000            3,097,494
Greyhawk Landing Community Development, FL, Special Assessment
Rev., "B", 6.25%, 2009                                                   485,000              495,631
Heritage Harbour South Community, Development District, FL,
Rev., Capital Improvement, "B", 5.4%, 2008                             1,450,000            1,455,858
Hyland Hills Metropolitan Park & Recreation District of
Colorado, 6.75%, 2015                                                  2,500,000            2,610,675
Katy, TX, Development Authority Rev., 5.8%, 2011                       2,600,000            2,694,328
Katy, TX, Development Authority Rev., "B", 6%, 2018                    4,600,000            4,769,418
Killarney, FL, Community Development District, "B", 5.125%, 2009       1,875,000            1,885,688
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020              2,330,000            2,507,732
Lakes By The Bay South Community Development District, FL,
Special Assessment, "B", 5.3%, 2009                                    1,875,000            1,888,106
Markham, IL, Tax Increment Rev., 9%, 2012                              2,110,000            2,131,248
Middle Village, FL, Community Development District Rev., "A",
5.8%, 2022                                                               900,000              928,260
Old Palm Community Development District, FL, Special Assessment
(Palm Beach Gardens), "A", 5.9%, 2035                                    745,000              767,611
Old Palm Community Development District, FL, Special Assessment
(Palm Beach Gardens), "B", 5.375%, 2014                                1,220,000            1,242,009
Panther Trace, FL, Community Development District Rev.,
5.4%, 2008                                                               510,000              512,514
Panther Trace, FL, Community Development District Rev., "B",
6.5%, 2009                                                               175,000              178,344
Panther Trace, FL, Community Development District Rev., "B",
5%, 2010                                                               2,145,000            2,143,091
Parkway Center, FL, Community Development District Rev., "B",
5.625%, 2014                                                           3,705,000            3,789,215
Paseo, FL, Community Development District, "B", 4.875%, 2010           1,495,000            1,487,091
Preserve At Wilderness Lake, FL, 6.2%, 2008                              620,000              629,914
Renaissance Community Development, FL, "B", 6.25%, 2008                1,420,000            1,448,088
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                                   750,000              762,345
Riverside County, CA, Public Financing Authority, Tax Allocation
Rev., XLCA, 5%, 2037                                                   2,000,000            2,078,840
Sterling Hill Community Development District, FL, Capital
Improvement Rev., 5.5%, 2010                                           1,695,000            1,719,137
                                                                                       --------------
                                                                                       $   57,222,766
-----------------------------------------------------------------------------------------------------
Tobacco - 5.0%
-----------------------------------------------------------------------------------------------------
Badger Tobacco, WI, Asset Securitization Corp., 6.125%, 2027        $ 11,355,000       $   12,207,079
California Statewide Financing Authority, Tobacco Settlement,
5.625%, 2029                                                           4,495,000            4,753,597
Childrens Trust Fund, Puerto Rico, Tobacco Settlement, "A",
0%, 2050                                                               8,000,000              507,840
Childrens Trust Fund, Puerto Rico, Tobacco Settlement, "B",
0%, 2055                                                              14,000,000              472,780
District of Columbia, Tobacco Settlement, 6.25%, 2024                  3,630,000            3,915,790
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, 7.8%, 2042                                                 3,000,000            3,687,630
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement "A-1", 6.25%, 2033                                          6,005,000            6,683,925
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement "A-1", 6.75%, 2039                                          2,050,000            2,356,065
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement "A-1", 6.625%, 2040                                           375,000              426,589
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2025                                          5,000,000            5,122,850
Louisiana Tobacco Settlement Authority, 5.5%, 2030                     4,915,000            5,125,903
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039              4,325,000            4,572,866
New Jersey Tobacco Settlement Authority, 5.75%, 2032                   7,655,000            8,095,928
South Carolina Tobacco Settlement Authority, 6.375%, 2028              3,500,000            3,742,515
South Carolina Tobacco Settlement Authority, "B", 6%, 2022             2,500,000            2,646,125
South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030         1,895,000            2,215,369
Washington Tobacco Settlement Authority, 6.5%, 2026                    1,080,000            1,186,099
Westchester, NY Tobacco Asset Securitization Corp., 5.125%, 2038         740,000              745,565
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045      1,030,000            1,033,852
                                                                                       --------------
                                                                                       $   69,498,367
-----------------------------------------------------------------------------------------------------
Toll Roads - 3.8%
-----------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway Rev.),
0%, 2005(++)                                                        $ 69,000,000       $   14,367,180
E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, "B", MBIA, 0%, 2027                                     12,305,000            3,900,562
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road
Rev., "A", 7.15%, 2010(++)                                             5,000,000            5,909,150
New Jersey Turnpike Authority, RITES, MBIA, 7.77%, 2020+(+)            5,000,000            5,875,000
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                 2,700,000            1,755,567
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                 2,100,000            1,476,426
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                 7,000,000            4,642,890
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014                 5,100,000            3,178,575
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor
Agency), ETM, 0%, 2011(++)                                            13,400,000           11,018,820
                                                                                       --------------
                                                                                       $   52,124,170
-----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
-----------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006(++)                   $  1,910,000       $    1,995,224
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
Transit Co.), ETM, 11.5%, 2012(++)                                     6,000,000            8,590,500
Texas Department of Transportation, 7%, 2012                             147,898              148,930
                                                                                       --------------
                                                                                       $   10,734,654
-----------------------------------------------------------------------------------------------------
Universities - Colleges - 2.3%
-----------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College
of Chiropractic), 5.6%, 2017                                        $  2,000,000       $    1,960,940
Houston, TX, Community College Systems, MBIA, 7.875%, 2025             9,150,000           11,447,199
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 5.625%, 2022                                            1,300,000            1,394,354
Indiana State Educational Facilities Authority Rev. (Manchester
College), 5.75%, 2018                                                  1,000,000            1,039,660
Islip, NY, Community Development Agency Rev. (New York Institute
of Technology), 7.5%, 2006(++)                                         6,000,000            6,283,380
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Franklin Pierce Law Center), 5.5%, 2018                          1,200,000            1,256,952
New Hampshire Higher Educational & Health Facilities Rev.,
6.3%, 2007(++)                                                           495,000              527,596
New Hampshire Higher Educational & Health Facilities Rev.,
6.3%, 2016                                                             1,195,000            1,240,816
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009(++)                                    2,000,000            2,256,640
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), ETM, 6.2%, 2009(++)                                 820,000              874,530
University of Arkansas, University Rev. (UAMS Campus), "B",
MBIA, 5%, 2034                                                           890,000              936,360
University of Colorado Enterprise Systems Rev., Refunding &
Improvement, FGIC, 5%, 2030                                            1,865,000            1,976,303
                                                                                       --------------
                                                                                       $   31,194,730
-----------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center), 6.625%, 2017                  $  1,500,000       $    1,666,890
-----------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.5%
-----------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev
(Escondido Charter High School), 7.5%, 2023                         $  1,910,000       $    1,954,828
California Statewide Communities, Development Authority Rev
(Escondido Charter High School), 7.5%, 2036                            3,485,000            3,575,366
Illinois Development Finance Authority, Economic Development
Rev. (Latin School of Chicago), 5.6%, 2028                               850,000              888,021
Illinois Development Finance Authority, Economic Development
Rev. (Latin School of Chicago), 5.65%, 2028                            1,730,000            1,760,915
Maryland Industrial Development Financing Authority, Economic
Development Authority Rev., (Our Lady of Good Council) "A",
6%, 2035                                                                 450,000              460,949
Massachusetts Development Finance Agency Rev. (Williston
Northampton School), 6.5%, 2008(++)                                    1,400,000            1,567,608
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts
& Sciences), 8%, 2031                                                  2,700,000            2,851,497
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                   550,000              590,277
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.75%, 2031                                                  2,450,000            2,629,267
Pima County, AZ, Industrial Development Authority Education Rev
(Arizona Charter Schools), "C", 6.4%, 2013                             1,065,000            1,118,857
Pima County, AZ, Industrial Development Authority Education Rev
(Arizona Charter Schools), "C", 6.75%, 2031                            3,000,000            3,160,800
                                                                                       --------------
                                                                                       $   20,558,385
-----------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 2.2%
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012        $  1,105,000       $    1,112,448
Alaska Industrial Development & Export Authority, 5.875%, 2032         1,800,000            1,688,760
Carbon County, PA, Industrial Development Authority Rev
(Panther Creek Partners), 6.65%, 2010                                  6,875,000            7,353,431
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025      6,765,000            6,828,523
Ohio Water Development Authority (Bay Shore Power),
5.875%, 2020                                                           1,900,000            1,915,466
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Colver) "G", 5.125%, 2015+                    1,050,000            1,046,882
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.5%, 2013           2,300,000            2,329,302
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.6%, 2019           5,000,000            5,065,600
Port Authority NY & NJ (KIAC), 6.75%, 2019                             1,750,000            1,849,330
Suffolk County, NY, Industrial Development Agency (Nissequogue
Cogen Partners Facility), 5.3%, 2013                                   1,750,000            1,761,095
                                                                                       --------------
                                                                                       $   30,950,837
-----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.3%
-----------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo Edison),
7.75%, 2020                                                         $  1,500,000       $    1,550,880
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), 7.7%, 2033                                               2,225,000            2,642,677
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                            685,000              738,951
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "C", 6.75%, 2038                                         2,505,000            2,782,905
Calcasieu Parish, LA, Industrial Development Board, Pollution
Control Rev. (Entergy Gulf States, Inc.), 5.45%, 2010                  4,800,000            4,812,816
California Pollution Control Financing Authority, Pollution
Control Rev. (Southern California Edison Co.), "B", 6.4%, 2024         4,000,000            4,019,480
Clark County, NV, Industrial Development Authority Rev. (Nevada
Power Co.), FGIC, 6.7%, 2022                                           4,000,000            4,030,400
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                   1,390,000            1,415,034
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                   4,500,000            4,581,045
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                              3,240,000            3,440,264
Farmington, NM, Pollution Control Rev. (Tucson Electric),
6.95%, 2020                                                            3,000,000            3,149,340
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033       770,000              807,799
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A",
AMBAC, 5%, 2031                                                        3,165,000            3,297,044
Matagorda County, TX, Pollution Control Rev. (Central Power &
Light Co.), 4.55%, 2029                                                5,000,000            5,066,200
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                            3,095,000            3,180,236
Mecklenburg County, VA, Industrial Development Authority Rev
(UAE Mecklenburg, LP), 6.5%, 2017                                      2,800,000            3,126,340
New Hampshire Industrial Development Authority, Pollution
Control Rev. (CT Light and Power), 5.9%, 2018                          1,000,000            1,060,870
Pennsylvania Economic Development Financing Authority Rev
(Reliant Energy Seward), "A", 6.75%, 2036                              3,385,000            3,643,411
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                   2,000,000            2,000,520
Pittsylvania County, VA, Industrial Development Authority Rev
(Multi-trade of Pittsylvania), 7.55%, 2019                            10,000,000           10,436,900
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States
Utilities Co.), 6.7%, 2013                                             1,000,000            1,004,770
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                  1,900,000            1,993,271
Trinity River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), 6.25%, 2028                                             1,500,000            1,633,590
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf
States), 6.6%, 2028                                                    3,335,000            3,371,818
                                                                                       --------------
                                                                                       $   73,786,561
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.2%
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                        $  2,750,000       $    3,063,033
Southern California Public Power Authority (Transmission Project
Rev.), RIBS, 8.877%, 2012(+)                                             150,000              150,936
                                                                                       --------------
                                                                                       $    3,213,969
-----------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.2%
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010(++)       $  1,000,000       $    1,135,950
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010(++)      1,010,000            1,147,310
Massachusetts Water Resources Authority, RITES, FGIC,
9.861%, 2019+(+)                                                         765,000            1,101,615
Michigan Municipal Bond Authority Rev., RITES, 7.997%, 2021+(+)        7,585,000            9,066,502
New York City, NY, Municipal Water & Sewer Finance Authority,
Water & Sewer Systems Rev., "D", 5%, 2038                              2,240,000            2,361,206
New York City, NY, Municipal Water Finance Authority Rev., "B",
5.75%, 2007(++)                                                        8,590,000            9,127,390
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi
Project), FSA, 5%, 2027                                                2,000,000            2,112,320
Phoenix, AZ, FGIC, 6.25%, 2010(++)                                     1,000,000            1,142,690
State of Virginia, Clean Water Rev., 5.75%, 2010(++)                   2,500,000            2,792,125
                                                                                       --------------
                                                                                       $   29,987,108
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,298,786,930)                                $1,352,515,341
-----------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.8%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev
(Presbyterian University Hospital), "A", 2.35%, due 8/04/05         $    130,000       $      130,000
Allegheny County, PA, Hospital Development Authority Rev
(Presbyterian University Hospital), "B", 2.35%, due 8/04/05            3,500,000            3,500,000
Allegheny County, PA, Hospital Development Authority Rev
(Presbyterian University Hospital), "D", 2.35%, due 8/04/05            2,900,000            2,900,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott
& White Memorial Hospital), 2.33%, due 8/01/05                           390,000              390,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott
& White Memorial Hospital), "A", 2.33%, due 8/01/05                      200,000              200,000
Chicago, IL, Midway Airport Rev., Second Lien, "A",
2.38%, due 8/01/05                                                       300,000              300,000
Chicago, IL, Midway Airport Rev., Second Lien, "B",
2.38%, due 8/01/05                                                     1,400,000            1,400,000
Harris County, TX, Health Facilities Development Rev
(University of Texas Medical Center), 2.33%, due 8/01/05                 300,000              300,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
"A", 2.32%, due 8/04/05                                                5,200,000            5,200,000
Jefferson County, AL, Sewer Rev., Warrants, "B-4",
2.32%, due 8/04/05                                                     1,900,000            1,900,000
Massachusetts Health & Higher Educational Facilities Authority
Rev., Capital Assets Program, "D", 2.27%, due 8/01/05                    200,000              200,000
Missouri State Health & Educational Facilities Authority Rev.,
Medical Research Facilities (Stowers Institute), 2.32%, due 8/04/05    2,050,000            2,050,000
New York City, NY, Municipal Water & Sewer Finance Authority
Rev., 2.26%, due 8/01/05                                                 600,000              600,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled
Hospital Loan Program), 2.34%, due 8/01/05                             1,600,000            1,600,000
Sacramento, CA, Unified School District, District Certification
Partnership, 2.27%, due 8/04/05                                          100,000              100,000
Sevier County, TN, Public Building Authority, 2.35%, due 8/04/05         110,000              110,000
Sevier County, TN, Public Building Authority, 2.35%, due 8/04/05         655,000              655,000
Sevier County, TN, Public Building Authority, 2.35%, due 8/04/05       1,300,000            1,300,000
Sevier County, TN, Public Building Authority, 2.35%, due 8/04/05          50,000               50,000
Sevier County, TN, Public Building Authority, 2.35%, due 8/04/05         100,000              100,000
State of Oregon, "73G", 2.3%, due 8/03/05                              2,100,000            2,100,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $25,085,000)                        $   25,085,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,323,871,930)                                    $1,377,600,341
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                       6,040,143
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,383,640,484
-----------------------------------------------------------------------------------------------------

  ** Non-income producing security - in default.
 *** Interest received was less than stated coupon rate.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP=               Certificate of Participation
ETM=               Escrowed to Maturity

Insurers

AMBAC  =  AMBAC Indemnity Corp.
FGIC   =  Financial Guaranty Insurance Co.
FHA    =  Federal Housing Administration
FNMA   =  Federal National Mortgage Assn.
FSA    =  Financial Security Assurance, Inc.
GNMA   =  Government National Mortgage Assn.
MBIA   =  MBIA Insurance Corp.
PSF    =  Permanent School Fund
XLCA   =  XL Capital Insurance Co.

Inverse Floaters

RIBS   =  Residual Interest Bonds
RITES  =  Residual Interest Tax-Exempt Security
ROLS   =  Residual Option Longs

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 7/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,323,871,930)          $1,377,600,341

Cash                                                                      9,814
Receivable for investments sold                                       4,915,059
Receivable for fund shares sold                                       3,944,183
Interest receivable                                                  19,484,514
Unrealized appreciation on interest rate swap agreements                210,914
Other assets                                                              8,796
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,406,173,621
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $3,137,108
Payable for investments purchased                                    16,445,657
Payable for fund shares reacquired                                    2,410,408
Unrealized depreciation on interest rate swap agreements                136,462
Payable to affiliates
  Management fee                                                         56,526
  Shareholder servicing costs                                           112,713
  Distribution and service fees                                          36,734
  Administrative services fee                                             1,423
Accrued expenses and other liabilities                                  196,106
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $22,533,137
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,383,640,484
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,435,233,003

Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          53,802,863
Accumulated net realized gain (loss) on investments                (106,504,004)
Accumulated undistributed net investment income                       1,108,622
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,383,640,484
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   163,942,505
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,032,441,865
  Shares outstanding                                                122,362,984
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.44
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.44)                                                      $8.86
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $251,801,542
  Shares outstanding                                                 29,813,993
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.45
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $99,397,077
  Shares outstanding                                                 11,765,528
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.45
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 7/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $43,005,011
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $4,011,016
  Distribution and service fees                                         1,464,334
  Shareholder servicing costs                                             882,154
  Administrative services fee                                              96,370
  Trustees' compensation                                                   17,270
  Custodian fee                                                           212,528
  Printing                                                                  6,792
  Postage                                                                   6,346
  Auditing fees                                                            39,149
  Legal fees                                                               32,157
  Shareholder solicitation expenses                                        40,600
  Miscellaneous                                                            63,880
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $6,872,596
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (37,323)
  Reduction of expenses by investment adviser                            (671,401)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $6,163,872
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $36,841,139
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $784,077
  Swap transactions                                                     1,240,791
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $2,024,868
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $4,103,400
  Swap transactions                                                       150,809
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $4,254,209
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $6,279,077
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $43,120,216
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     7/31/05                    1/31/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $36,841,139                $75,161,910
Net realized gain (loss) on investments                            2,024,868                 (8,690,832)
Net unrealized gain (loss) on investments                          4,254,209                 22,889,576
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $43,120,216                $89,360,654
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(27,243,004)              $(53,974,581)
  Class B                                                         (6,331,591)               (14,879,834)
  Class C                                                         (2,042,399)                (3,631,704)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(35,616,994)              $(72,486,119)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $29,640,509               $(89,758,493)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $6,375                     $6,610
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $37,150,106               $(72,877,348)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,346,490,378             $1,419,367,726
At end of period (including accumulated undistributed net
investment income of $1,108,622 and accumulated
distributions in excess of net investment income of
$115,523, respectively)                                       $1,383,640,484             $1,346,490,378
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                 SIX MONTHS                                    YEARS ENDED 1/31
                                      ENDED      -----------------------------------------------------------------------------
CLASS A                             7/31/05             2005              2004             2003             2002          2001
                                (UNAUDITED)
Net asset value, beginning of
period                                $8.39            $8.28             $8.12            $8.23            $8.24         $8.06
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income               $0.24            $0.48             $0.47            $0.48            $0.51         $0.51
  Net realized and unrealized
  gain (loss) on investments           0.04             0.09              0.17            (0.09)           (0.02)         0.19
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $0.28            $0.57             $0.64            $0.39            $0.49         $0.70
------------------------------------------------------------------------------------------------------------------------------
Less distributions declared
to shareholders from net
investment income                    $(0.23)          $(0.46)           $(0.48)          $(0.50)          $(0.50)       $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                      $0.00+++         $0.00+++            $--              $--              $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                             $8.44            $8.39             $8.28            $8.12            $8.23         $8.24
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***&                3.38++           7.16              7.98             4.96             6.13          9.04
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                           0.81+            0.80              0.81             0.84             0.83          0.84
Expenses after expense
reductions##                           0.71+            0.71              0.79             0.79             0.76          0.76
Net investment income(S)               5.71+            5.82              5.80             5.88             6.11          6.29
Portfolio turnover                        9               13                 9               20               17            22
Net assets at end of period
(000 Omitted)                    $1,032,442         $977,416        $1,003,328       $1,050,204       $1,037,925      $981,580
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 1/31
                                           ENDED      ------------------------------------------------------------------------
CLASS B                                  7/31/05             2005             2004            2003          2002          2001
                                     (UNAUDITED)
Net asset value, beginning
of period                                  $8.40            $8.28            $8.13           $8.24         $8.25         $8.07
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.20            $0.42            $0.41           $0.42         $0.44         $0.45
  Net realized and unrealized gain
  (loss) on investments                     0.05             0.10             0.16           (0.10)        (0.01)         0.19
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.25            $0.52            $0.57           $0.32         $0.43         $0.64
------------------------------------------------------------------------------------------------------------------------------
Less distributions declared
to shareholders from net investment
income                                    $(0.20)          $(0.40)          $(0.42)         $(0.43)       $(0.44)       $(0.46)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--             $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.45            $8.40            $8.28           $8.13         $8.24         $8.25
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***&                     2.99++           6.47             7.15            4.01          5.28          8.17
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                1.57+            1.57             1.59            1.63          1.63          1.62
Expenses after expense reductions##         1.47+            1.48             1.57            1.58          1.56          1.54
Net investment income(S)                    4.90+            5.05             5.02            5.09          5.29          5.50
Portfolio turnover                             9               13                9              20            17            22
Net assets at end of period
(000 Omitted)                           $251,802         $283,360         $337,065        $355,602      $382,280      $343,841
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 1/31
                                                ENDED      -------------------------------------------------------------------
CLASS C                                       7/31/05            2005            2004           2003         2002         2001
                                          (UNAUDITED)
Net asset value, beginning of period            $8.40           $8.29           $8.13          $8.24        $8.25        $8.07
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.19           $0.39           $0.39          $0.40        $0.43        $0.43
  Net realized and unrealized gain (loss)
  on investments                                 0.05            0.10            0.17          (0.10)       (0.02)        0.19
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.24           $0.49           $0.56          $0.30        $0.41        $0.62
------------------------------------------------------------------------------------------------------------------------------
Less distributions declared
to shareholders from net
investment income                              $(0.19)         $(0.38)         $(0.40)        $(0.41)      $(0.42)      $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#       $0.00+++        $0.00+++          $--            $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.45           $8.40           $8.29          $8.13        $8.24        $8.25
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***&                          2.87++          6.10            6.91           3.92         5.07         7.95
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.80+           1.80            1.81           1.84         1.83         1.84
Expenses after expense reductions##              1.70+           1.71            1.79           1.79         1.76         1.76
Net investment income(S)                         4.64+           4.80            4.78           4.86         5.07         5.27
Portfolio turnover                                  9              13               9             20           17           22
Net assets at end of period
(000 Omitted)                                 $99,397         $85,715         $78,975        $71,519      $59,799      $25,413
------------------------------------------------------------------------------------------------------------------------------

(S) Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** Certain expenses have been reduced without which performance would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include the applicable sales charge.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a non-diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 35% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, market discount, amortization and accretion on debt securities, derivatives, non-deductible pension expense, and expired capital loss carryforward.

The tax character of distributions declared for the years ended January 31, 2005 and January 31, 2004 was as follows:

                                              1/31/05         1/31/04
          Distributions declared from:
            Tax exempt income             $71,656,306     $81,663,941
            Ordinary income                   829,813          18,740
          -----------------------------------------------------------
          Total distributions declared    $72,486,119     $81,682,681

As of January 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                  $7,879,627
          Undistributed ordinary income                       273,810
          Capital loss carryforward                      (103,885,360)
          Unrealized appreciation (depreciation)           44,339,397
          Other temporary differences                      (7,703,315)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows;

          EXPIRATION DATE

          January 31, 2006                               $(45,409,970)
          January 31, 2007                                 (6,121,853)
          January 31, 2008                                 (1,353,678)
          January 31, 2009                                (10,935,605)
          January 31, 2010                                 (2,971,573)
          January 31, 2011                                (18,364,839)
          January 31, 2012                                (15,537,212)
          January 31, 2013                                 (3,190,630)
          -----------------------------------------------------------
          Total                                         $(103,885,360)

The availability of a portion on these respective capital carryforwards, which were acquired on March 9, 2001 in connection with the Paine Webber Municipal High Income fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average net assets               0.60%
          Average net assets in excess of $1.4 billion           0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended July 31, 2005 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $220,814 for the six months ended July 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class B                          0.75%            0.25%            1.00%          0.77%                 0         1,013,192
Class C                          0.75%            0.25%            1.00%          1.00%                11           451,142
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $1,464,334

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July
    31, 2005 based on each class' average daily net assets. Except in the case of the 0.25% annual Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the fund's Board of Trustees may determine.

(3) For the six months ended July 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2005 were as follows:

                                                              AMOUNT

          Class A                                                  $0
          Class B                                            $173,943
          Class C                                              $5,251

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2005, the fee was $759,418, which equated to 0.1130% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2005, these costs amounted to $76,163.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended July 31, 2005 was equivalent to an annual effective rate of 0.01434% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3,088. This amount is included in Trustees Compensation for the six months ended July 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,172, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $141,655,846 and $115,601,089, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost$1,328,884,295
          ----------------------------------------------------------
          Gross unrealized appreciation                   $85,274,570
          Gross unrealized depreciation                   (36,558,524)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $48,716,046

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended 7/31/05             Year ended 1/31/05
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES

Shares sold                                  12,265,589      $103,188,061      14,994,428      $123,833,368
Shares issued to shareholders in
reinvestment of distributions                 1,563,982        13,145,527       3,385,200        27,878,249
Shares reacquired                            (7,954,866)      (66,825,379)    (23,130,281)     (190,008,514)
------------------------------------------------------------------------------------------------------------
Net change                                    5,874,705       $49,508,209      (4,750,653)     $(38,296,897)

CLASS B SHARES
Shares sold                                     941,042        $7,922,337       2,085,133       $17,200,031
Shares issued to shareholders in
reinvestment of distributions                   294,474         2,477,329         778,701         6,417,631
Shares reacquired                            (5,161,429)      (43,441,166)     (9,814,364)      (80,771,810)
--------------------------------------------------------------------------------------------------------------
Net change                                   (3,925,913)     $(33,041,500)     (6,950,530)     $(57,154,148)

CLASS C SHARES
Shares sold                                   2,160,782       $18,202,130       2,512,149       $20,799,666
Shares issued to shareholders in
reinvestment of distributions                   115,244           970,062         222,096         1,831,569
Shares reacquired                              (713,541)       (5,998,392)     (2,062,006)      (16,938,683)
--------------------------------------------------------------------------------------------------------------
Net change                                    1,562,485       $13,173,800         672,239        $5,692,552

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended July 31, 2005 was $4,531, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended July 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                        NOTIONAL
                        PRINCIPAL                                                                  UNREALIZED
                        AMOUNT OF            CASH FLOWS PAID          CASH FLOWS RECEIVED         APPRECIATION
EXPIRATION              CONTRACT               BY THE FUND                BY THE FUND            (DEPRECIATION)
12/01/07             USD 22,000,000         Fixed - 3 Year BMA         Floating - 7 day
                                           Swap Index - 2.795%          BMA Swap Index               $194,478
 8/17/25             USD 15,000,000       Fixed - 20 Year LIBOR       Floating - 3 Month
                                           Swap Index - 4.987%         LIBOR Swap Index              (120,026)
--------------------------------------------------------------------------------------------------------------
                                                                                                      $74,452

(8) RESTRICTED SECURITIES

At July 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.0% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                        DATE OF              PAR
DESCRIPTION                                         ACQUISITION           AMOUNT             COST            VALUE
Arizona Health Facilities Authority Rev. (The
Terraces Project), 7.75%, 2033                         10/17/03       $2,250,000       $2,210,535       $2,367,270

Contra Costa County,  CA, Residential Rental
Facilities Rev. (Cypress Meadows), 7%, 2028             9/21/98          354,958          354,958           71,006

Chicago, IL, Board of Education, RITES,
7.474%, 2020                                            2/09/00        7,910,000        6,211,881        9,887,342

Chicago, IL, Public Building Commission Rev.,
RITES, FGIC, 8.832%, 2017                               3/18/99        4,500,000        4,815,180        5,632,650

Chicago, IL, O'Hare International Airport
Rev., "A" RITES, FSA, 8.428%, 2022                      8/21/03       $6,250,000       $6,664,625       $7,723,125

Denver, CO, City & County Airport Rev., RITES,
AMBAC, 9.36%, 2017                                      8/28/00        2,500,000        2,683,700        2,971,650

Essex County, NJ, RITES, FGIC,
8.644%, 2020                                            4/06/00        6,000,000        5,968,080        7,402,200

Houston, TX, Independent School District,
RITES, PSF, 7.485%, 2017                                2/26/99        5,000,000        5,249,100        5,717,700

Los Angeles, CA, RITES, FGIC,
7.508%, 2015                                            7/21/99        5,310,000        5,563,924        6,645,890

Madison County, FL, Rev. (Twin Oaks Project)
"A", 6%, 2025                                           7/13/05        1,685,000        1,656,190        1,641,022

Massachusetts Industrial Finance Agency Rev.
(Metro Health Foundation, Inc.), 6.75%, 2027           11/24/97        5,720,000        5,720,000        5,691,915

Massachusetts Water Resources Authority,
RITES, FGIC, 9.861%, 2019                               3/16/00          765,000          904,780        1,101,615

Michigan Municipal Bond Authority Rev., RITES,
7.997%, 2009                                            2/23/00        7,585,000        6,633,841        9,066,502

New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                                1/30/97        4,000,000        4,197,120        2,081,640

New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                                1/30/97        8,000,000        8,415,520        4,163,200

New Jersey Turnpike Authority, RITES, MBIA,
7.77%, 2020                                             4/19/00        5,000,000        4,637,900        5,875,000

Pennsylvania Economic Development Financing
Authority Rev., Resources Recovery Rev.
(Colver) "G", 5.125%, 2015                              7/15/05        1,050,000        1,050,000        1,046,882

Philadelphia, PA, Industrial Development
Authority Rev., 6.125%, 2019                            3/29/99        1,250,000        1,241,436          936,913

State of Florida, Board of Education, RITES,
FGIC, 7.52%, 2012                                       2/25/02        1,500,000        1,756,860        1,814,340

State of Florida, Board of Education, RITES,
FGIC, 7.52%, 2013                                       2/25/02        5,000,000        5,791,400        6,123,600

State of Florida, Department of
Transportation, RITES, 6.997%, 2017                     4/09/99        2,300,000        2,332,844        2,602,358

State of Massachusetts, ROLS,
8.309%, 2017                                            8/28/01        2,000,000        2,226,440        2,407,680

Texas Housing & Community Board (Harbors &
Plumtree), 10%, 2026                                   10/31/96        1,660,000        1,660,000        1,581,707

Waterford Township, MI, Economic Development
Corp. Rev. (Canterbury Health), 6%, 2039               12/31/98        3,055,000        3,055,000        2,479,530
                                                                                                       -----------
                                                                                           Total:      $97,032,737
                                                                                                       ===========

(9) CONCENTRATION OF CREDIT RISK

At July 31, 2005, 15.9% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 4.5% of total investments.

(10) LOSS CONTINGENCY

On September 7, 2005, the Special Care Facilities Financing Authority of the City of Daphne, Alabama received notification that the Internal Revenue Service (IRS) issued a Preliminary Adverse Determination (PAD) regarding the audit of two bonds held in the fund's portfolio, Daphne, Alabama, Special Care Facilities Authority 1\s/\t/ Mortgage Presbyterian, 0%, 2008 and Daphne, Alabama, Special Care Facilities Authority 2\n/\d/ Mortgage Presbyterian, 0%, 2008 (the "Daphne Bonds"). The PAD asserts that the Daphne Bonds fail to satisfy certain provisions of the Internal Revenue Code, and as a result, interest on the bonds is not excludable from gross income for federal tax purposes. If a final determination of taxability is issued, the fund may incur a tax liability for failure to correctly report taxable income on Form 1099-DIV for the last 3 open tax years. An estimate of such tax liability cannot be made at this time.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 7/31/05

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                              NUMBER OF DOLLARS
                                 --------------------------------------------
NOMINEE                              AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn                 $2,613,028,429.20          $35,038,972.29
-----------------------------------------------------------------------------
David H. Gunning                  2,615,599,448.35           32,467,953.14
-----------------------------------------------------------------------------
William R. Gutow                  2,614,049,461.36           34,017,940.13
-----------------------------------------------------------------------------
Michael Hegarty                   2,615,203,550.76           32,863,850.73
-----------------------------------------------------------------------------
J. Atwood Ives                    2,613,291,390.42           34,776,011.07
-----------------------------------------------------------------------------
Amy B. Lane                       2,615,146,941.88           32,920,459.61
-----------------------------------------------------------------------------
Robert J. Manning                 2,615,344,421.26           32,722,980.23
-----------------------------------------------------------------------------
Lawrence T. Perera                2,613,339,019.18           34,728,382.31
-----------------------------------------------------------------------------
Robert C. Pozen                   2,615,095,278.75           32,972,122.74
-----------------------------------------------------------------------------
J. Dale Sherratt                  2,613,750,965.17           34,316,436.32
-----------------------------------------------------------------------------
Laurie J. Thomsen                 2,614,898,907.24           33,168,494.25
-----------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 31st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 15th percentile for the one-year period and the 22nd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to a fee reduction. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by Fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)
(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MMH-SEM-9/05 41M

MFS(R) HIGH INCOME FUND                                                 7/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             19
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    33
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   45
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    46
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            50
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   50
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------


THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Bonds                                      94.3%
              Cash & Other Net Assets                     3.2%
              Stocks                                      1.3%
              Preferred Stocks                            0.8%
              Convertible Preferred Stocks                0.4%

              TOP FIVE BOND INDUSTRIES*

              Utilities-Electric Power                    8.3%
              ------------------------------------------------
              Gaming & Lodging                            6.3%
              ------------------------------------------------
              Network & Telecom                           5.9%
              ------------------------------------------------
              Medical & Health Technology & Services      5.2%
              ------------------------------------------------
              Chemicals                                   4.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         0.3%
              ------------------------------------------------
              A                                           0.2%
              ------------------------------------------------
              BBB                                         4.3%
              ------------------------------------------------
              BB                                         37.6%
              ------------------------------------------------
              B                                          39.6%
              ------------------------------------------------
              CCC                                        15.2%
              ------------------------------------------------
              CC                                          1.4%
              ------------------------------------------------
              D                                           0.1%
              ------------------------------------------------
              Not Rated                                   1.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.6
              ------------------------------------------------
              Average Life***                         8.1 yrs.
              ------------------------------------------------
              Average Maturity***                     8.6 yrs.
              ------------------------------------------------
              Average Credit Quality****                    B+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investor Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgagebacked securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 7/31/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 7/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
FEBRUARY 1, 2005 THROUGH JULY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     2/01/05-
Share Class                 Ratio       2/01/05         7/31/05        7/31/05
--------------------------------------------------------------------------------
           Actual           1.02%      $1,000.00       $1,020.40        $5.11
    A      ---------------------------------------------------------------------
           Hypothetical*    1.02%      $1,000.00       $1,019.74        $5.11
--------------------------------------------------------------------------------
           Actual           1.72%      $1,000.00       $1,019.50        $8.61
    B     ----------------------------------------------------------------------
           Hypothetical*    1.72%      $1,000.00       $1,016.27        $8.60
--------------------------------------------------------------------------------
           Actual           1.72%      $1,000.00       $1,017.00        $8.60
    C      ---------------------------------------------------------------------
           Hypothetical*    1.72%      $1,000.00       $1,016.27        $8.60
--------------------------------------------------------------------------------
           Actual           0.72%      $1,000.00       $1,022.00        $3.61
    I      ---------------------------------------------------------------------
           Hypothetical*    0.72%      $1,000.00       $1,021.22        $3.61
--------------------------------------------------------------------------------
    R      Actual           1.22%      $1,000.00       $1,022.00        $6.12
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.22%      $1,000.00       $1,018.74        $6.11
--------------------------------------------------------------------------------
           Actual           1.91%      $1,000.00       $1,016.30        $9.55
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.91%      $1,000.00       $1,015.32        $9.54
--------------------------------------------------------------------------------
           Actual           1.62%      $1,000.00       $1,017.30        $8.10
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.62%      $1,000.00       $1,016.76        $8.10
--------------------------------------------------------------------------------
    R3     Actual           1.47%      $1,000.00       $1,020.70        $7.37
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.47%      $1,000.00       $1,017.50        $7.35
--------------------------------------------------------------------------------
           Actual           1.11%      $1,000.00       $1,020.10        $5.56
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.11%      $1,000.00       $1,019.29        $5.56
--------------------------------------------------------------------------------
           Actual           0.81%      $1,000.00       $1,021.10        $4.06
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.81%      $1,000.00       $1,020.78        $4.06
--------------------------------------------------------------------------------
           Actual           1.32%      $1,000.00       $1,018.90        $6.61
  529A     ---------------------------------------------------------------------
           Hypothetical*    1.32%      $1,000.00       $1,018.25        $6.61
--------------------------------------------------------------------------------
           Actual           1.97%      $1,000.00       $1,018.20        $9.86
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.97%      $1,000.00       $1,015.03        $9.84
--------------------------------------------------------------------------------
           Actual           1.97%      $1,000.00       $1,018.20        $9.86
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.97%      $1,000.00       $1,015.03        $9.84
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 7/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 92.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.9%
---------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                        $  5,515,000       $    5,521,894
DIRECTV Holdings LLC, 8.375%, 2013                                   1,813,000            2,010,164
DIRECTV Holdings LLC, 6.375%, 2015##                                 2,955,000            2,947,612
Echostar DBS Corp., 6.375%, 2011                                     9,325,000            9,290,031
Emmis Operating Co., 6.875%, 2012                                    2,715,000            2,715,000
Granite Broadcasting Corp., 9.75%, 2010                              5,265,000            4,870,125
Innova S. de R.L., 9.375%, 2013                                      3,750,000            4,237,500
Intelsat Ltd., 8.625%, 2015##                                        4,005,000            4,265,325
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                           5,720,000            3,932,500
Lamar Media Corp., 7.25%, 2013                                       2,700,000            2,868,750
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                  6,175,000            4,415,125
Paxson Communications Corp., 0% to 2006, 12.25% to 2009              9,120,000            8,664,000
                                                                                     --------------
                                                                                     $   55,738,026
---------------------------------------------------------------------------------------------------
Aerospace - 0.7%
---------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                      $  2,590,000       $    2,823,100
BE Aerospace, Inc., 8.875%, 2011                                     3,440,000            3,672,200
TransDigm Holding Co., 8.375%, 2011                                  3,455,000            3,679,575
                                                                                     --------------
                                                                                     $   10,174,875
---------------------------------------------------------------------------------------------------
Airlines - 0.7%
---------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                            $  1,373,222       $    1,153,759
Continental Airlines, Inc., 6.748%, 2017                             2,805,222            2,278,707
Continental Airlines, Inc., 6.795%, 2018                             6,563,080            5,499,035
Continental Airlines, Inc., 7.566%, 2020                             1,990,602            1,690,247
                                                                                     --------------
                                                                                     $   10,621,748
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
---------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                  $  2,985,000       $    3,350,662
Levi Strauss & Co., 9.75%, 2015                                      2,300,000            2,415,000
Quicksilver, Inc., 6.875%, 2015##                                      930,000              936,975
                                                                                     --------------
                                                                                     $    6,702,637
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.4%
---------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                      $  5,185,425       $       15,556
Anthracite CDO Ltd., 6%, 2037##                                      5,148,000            4,586,353
Asset Securitization Corp., FRN, 8.0064%, 2029                       2,786,991            2,864,772
Asset Securitization Corp., FRN, 8.4964%, 2029##                     2,000,000            1,810,884
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                  5,000,000            5,030,172
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                4,500,000            4,297,500
Falcon Franchise Loan LLC, FRN, 4.11%, 2025^^                       17,839,562            3,043,579
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032                                                          2,000,000            2,042,296
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033               4,000,000            3,779,247
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.9546%, 2030^^                                                     47,219,998            1,419,433
Morgan Stanley Capital I, Inc., 1.3399%, 2039^^##                   23,489,233            1,944,908
Mortgage Capital Funding, Inc., 7.214%, 2007                         2,500,000            2,601,567
                                                                                     --------------
                                                                                     $   33,436,267
---------------------------------------------------------------------------------------------------
Automotive - 4.4%
---------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                   $  3,990,000       $    3,192,000
Ford Motor Credit Co., 5.625%, 2008                                  2,850,000            2,723,890
Ford Motor Credit Co., 6.625%, 2008                                  4,225,000            4,220,741
General Motors Acceptance Corp., 6.125%, 2008                        2,325,000            2,308,930
General Motors Acceptance Corp., 5.85%, 2009                         4,070,000            3,931,880
General Motors Acceptance Corp., 6.75%, 2014                        12,521,000           11,793,330
General Motors Corp., 8.375%, 2033                                   6,284,000            5,671,310
INTERMET Corp., 9.75%, 2009**                                        3,415,000            1,536,750
Lear Corp., 8.11%, 2009                                              3,920,000            4,062,316
Metaldyne Corp., 11%, 2012                                             135,000               99,900
Metaldyne Corp., 10%, 2013##                                         5,855,000            5,152,400
Navistar International Corp., 7.5%, 2011                             8,030,000            8,290,975
TRW Automotive, Inc., 9.375%, 2013                                   2,553,000            2,859,360
TRW Automotive, Inc., 11%, 2013                                      4,071,000            4,722,360
TRW Automotive, Inc., 11.75%, 2013                              EUR    895,000            1,292,173
                                                                                     --------------
                                                                                     $   61,858,315
---------------------------------------------------------------------------------------------------
Basic Industry - 0.1%
---------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                        $  2,425,000       $    2,073,375
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
---------------------------------------------------------------------------------------------------
Adelphia Communications Corp., "B", 9.25%, 2002**                 $  1,245,000       $    1,061,362
Cablevision Systems Corp., 8%, 2012                                  3,125,000            3,140,625
CCO Holdings LLC, 8.75%, 2013                                        2,560,000            2,560,000
Charter Communications, Inc., 8.625%, 2009                          13,435,000           10,748,000
Charter Communications, Inc., 9.92%, 2011                            9,850,000            7,695,312
Charter Communications, Inc., 8.375%, 2014##                         2,130,000            2,156,625
CSC Holdings, Inc., 8.125%, 2009                                     4,730,000            4,871,900
CSC Holdings, Inc., 6.75%, 2012##                                    3,855,000            3,729,712
FrontierVision Holdings LP, 11.875%, 2007**                            250,000              348,750
Frontiervision Operating Partners LP, 11%, 2006**                    6,575,000            8,909,125
Mediacom Broadband LLC, 9.5%, 2013                                   4,405,000            4,504,113
Rogers Cable, Inc., 8.75%, 2032                                      2,775,000            3,219,000
                                                                                     --------------
                                                                                     $   52,944,524
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
---------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012                              $  2,810,000       $    3,034,800
---------------------------------------------------------------------------------------------------
Building - 0.9%
---------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                    $  3,391,000       $    3,764,010
Nortek Holdings, Inc., 8.5%, 2014                                    4,265,000            4,153,044
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                  4,095,000            2,334,150
Texas Industries, Inc., 7.25%, 2013##                                2,830,000            2,985,650
                                                                                     --------------
                                                                                     $   13,236,854
---------------------------------------------------------------------------------------------------
Business Services - 1.9%
---------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                  $  5,460,000       $    5,623,800
Iron Mountain, Inc., 6.625%, 2016                                    2,085,000            1,985,962
Lucent Technologies, Inc., 5.5%, 2008                                2,825,000            2,832,062
Lucent Technologies, Inc., 6.45%, 2029                               3,350,000            3,015,000
Northern Telecom Corp., 6.875%, 2023                                 2,420,000            2,305,050
Northern Telecom Corp., 7.875%, 2026                                 1,500,000            1,533,750
Xerox Corp., 7.625%, 2013                                            9,650,000           10,301,375
                                                                                     --------------
                                                                                     $   27,596,999
---------------------------------------------------------------------------------------------------
Chemicals - 4.7%
---------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                     $  3,180,000       $    3,561,600
BCP Crystal Holdings Corp., 9.625%, 2014                             2,487,000            2,810,310
Crystal U.S. Holdings LLC, 0% to 2009, 10% to 2014                   1,238,000              903,740
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014                 6,922,000            4,983,840
Equistar Chemicals LP, 10.625%, 2011                                 2,440,000            2,720,600
Hercules, Inc., 6.75%, 2029                                          4,095,000            4,089,881
Huntsman International LLC, 10.125%, 2009                            4,116,000            4,249,770
Huntsman International LLC, 7.375%, 2015##                           4,235,000            4,298,525
IMC Global, Inc., 10.875%, 2013                                      2,230,000            2,628,612
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                        5,000,000            3,150,000
Kronos International, Inc., 8.875%, 2009                        EUR    300,000              385,814
Lyondell Chemical Co., 9.5%, 2008                                 $  3,590,000            3,809,887
Lyondell Chemical Co., 11.125%, 2012                                 2,580,000            2,925,075
Methanex Corp., 6%, 2015                                             1,953,000            1,947,532
Nalco Co., 7.75%, 2011                                               1,810,000            1,925,388
Nalco Co., 8.875%, 2013                                              2,665,000            2,904,850
Nova Chemicals Corp., 6.5%, 2012                                     3,950,000            3,925,313
Resolution Performance Products LLC, 13.5%, 2010                     2,680,000            2,894,400
Rhodia S.A., 8.875%, 2011                                            8,390,000            8,138,300
Rockwood Specialties Group, Inc., 10.625%, 2011                      3,815,000            4,225,113
Rockwood Specialties Group, Inc., 7.5%, 2014##                         820,000              828,200
                                                                                     --------------
                                                                                     $   67,306,750
---------------------------------------------------------------------------------------------------
Construction - 1.6%
---------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015##                            $  4,475,000       $    4,519,750
D.R. Horton, Inc., 8%, 2009                                          5,025,000            5,466,135
Technical Olympic USA, Inc., 9%, 2010                                1,475,000            1,526,625
Technical Olympic USA, Inc., 7.5%, 2011                              1,740,000            1,670,400
Technical Olympic USA, Inc., 7.5%, 2015                              2,990,000            2,750,800
WCI Communities, Inc., 7.875%, 2013                                  4,210,000            4,288,938
WCI Communities, Inc., 6.625%, 2015                                  2,250,000            2,092,500
                                                                                     --------------
                                                                                     $   22,315,148
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
---------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013              $  3,120,000       $    3,369,600
Church & Dwight, Inc., 6%, 2012                                      4,230,000            4,240,575
Integrated Electrical Services, Inc., 9.375%, 2009                   3,900,000            2,817,750
Revlon Consumer Products Corp., 9.5%, 2011                           4,385,000            4,242,488
Safilo Capital International S.A., 9.625%, 2013##               EUR  6,385,000            8,521,266
Samsonite Corp., 8.875%, 2011                                     $  4,220,000            4,547,050
Service Corp. International, 7%, 2017##                              4,360,000            4,474,450
                                                                                     --------------
                                                                                     $   32,213,179
---------------------------------------------------------------------------------------------------
Containers - 1.7%
---------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                       $  5,510,000       $    6,460,475
Greif, Inc., 8.875%, 2012                                            4,125,000            4,475,625
Huntsman Packaging Corp., 13%, 2010                                    720,000              583,200
Owens-Brockway Glass Container, Inc., 8.875%, 2009                   3,305,000            3,495,038
Owens-Brockway Glass Container, Inc., 8.25%, 2013                      165,000              178,406
Owens-Illinois, Inc., 7.8%, 2018                                     3,035,000            3,156,400
Plastipak Holdings, Inc., 10.75%, 2011                               2,935,000            3,228,500
Pliant Corp., 11.625%, 2009##                                          446,766              483,624
Pliant Corp., 13%, 2010                                              3,206,000            2,596,860
                                                                                     --------------
                                                                                     $   24,658,128
---------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
---------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                   $  4,600,000       $    4,657,500
L-3 Communications Holdings, Inc., 5.875%, 2015                      2,720,000            2,658,800
                                                                                     --------------
                                                                                     $    7,316,300
---------------------------------------------------------------------------------------------------
Electronics - 0.5%
---------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                        $  5,755,000       $    5,927,650
Magnachip Semiconductor S.A., 8%, 2014##                               560,000              541,800
                                                                                     --------------
                                                                                     $    6,469,450
---------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
---------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                       $  2,140,000       $    2,600,100
Gazprom OAO, 8.625%, 2034##                                          3,897,000            4,803,052
                                                                                     --------------
                                                                                     $    7,403,152
---------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.9%
---------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                              $  1,476,631       $    1,496,934
Federal Republic of Brazil, 8.875%, 2019                             4,283,000            4,428,622
Republic of Panama, 9.375%, 2023                                     2,141,000            2,665,545
Republic of Panama, 9.375%, 2029                                       794,000              995,279
Russian Ministry of Finance, 12.75%, 2028                            1,759,000            3,163,737
                                                                                     --------------
                                                                                     $   12,750,117
---------------------------------------------------------------------------------------------------
Energy - Independent - 2.6%
---------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                 $  3,120,000       $    3,268,200
Chesapeake Energy Corp., 7%, 2014                                    5,187,000            5,517,671
Chesapeake Energy Corp., 6.375%, 2015                                2,305,000            2,368,387
Chesapeake Energy Corp., 6.875%, 2016                                4,135,000            4,290,062
Clayton Williams Energy, Inc., 7.75%, 2013##                         2,505,000            2,498,738
Encore Acquisition Co., 8.375%, 2012                                   725,000              802,937
Encore Acquisition Co., 6.25%, 2014                                  3,020,000            3,020,000
Encore Acquisition Co., 6%, 2015##                                   2,260,000            2,209,150
Kerr-McGee Corp., 6.95%, 2024                                        5,610,000            5,898,393
Newfield Exploration Co., 6.625%, 2014                               2,890,000            3,027,275
Plains Exploration & Production Co., 7.125%, 2014                    4,105,000            4,433,400
                                                                                     --------------
                                                                                     $   37,334,213
---------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $  4,035,000       $    4,787,669
---------------------------------------------------------------------------------------------------
Entertainment - 1.3%
---------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                               $  2,542,000       $    2,522,935
AMC Entertainment, Inc., 8.625%, 2012                                5,280,000            5,478,000
Intrawest Corp., 7.5%, 2013                                          1,285,000            1,323,550
Loews Cineplex Entertainment Corp., 9%, 2014##                       4,350,000            4,241,250
Six Flags, Inc., 9.75%, 2013                                         4,550,000            4,441,938
                                                                                     --------------
                                                                                     $   18,007,673
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
---------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                              $  4,740,000       $    5,166,600
Michael Foods, Inc., 8%, 2013                                        3,805,000            3,909,638
Smithfield Foods, Inc., 7%, 2011                                     4,420,000            4,629,950
United Biscuits Finance PLC, 10.625%, 2011                      EUR  1,000,000            1,301,211
                                                                                     --------------
                                                                                     $   15,007,399
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 4.3%
---------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                           $  3,240,000       $    3,402,000
Abitibi-Consolidated, Inc., 7.75%, 2011                              4,970,000            5,069,400
Buckeye Technologies, Inc., 8.5%, 2013                               4,580,000            4,728,850
Corporacion Durango S.A. de C.V., 7.5% to 2005, FRN to 2012            632,412              499,605
Georgia-Pacific Corp., 9.375%, 2013                                 10,155,000           11,475,150
Georgia-Pacific Corp., 7.75%, 2029                                   4,165,000            4,659,594
Graphic Packaging International, Inc., 9.5%, 2013                    5,965,000            6,114,125
Jefferson Smurfit Corp., 8.25%, 2012                                 4,110,000            4,140,825
JSG Funding LLC, 11.5%, 2015##                                  EUR  5,759,277            6,086,415
MDP Acquisitions PLC, 9.625%, 2012                                $  4,145,000            4,186,450
Newark Group, Inc., 9.75%, 2014                                      1,485,000            1,366,200
NewPage Corp., 12%, 2013##                                             395,000              391,050
Norske Skog Canada Ltd., 8.625%, 2011                                3,885,000            4,020,975
Norske Skog Canada Ltd., 7.375%, 2014                                2,815,000            2,786,850
Stone Container Corp., 7.375%, 2014                                  2,995,000            2,852,738
                                                                                     --------------
                                                                                     $   61,780,227
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.1%
---------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                         $  3,375,000       $    3,594,375
Boyd Gaming Corp., 6.75%, 2014                                       5,835,000            6,031,931
Caesars Entertainment, Inc., 8.875%, 2008                            1,550,000            1,724,375
Caesars Entertainment, Inc., 8.125%, 2011                            7,715,000            8,804,744
Host Marriott LP, 7.125%, 2013                                       5,110,000            5,333,562
Host Marriott LP, 6.375%, 2015                                       4,330,000            4,286,700
Mandalay Resort Group, 9.375%, 2010                                  3,525,000            3,930,375
MGM Mirage, Inc., 8.5%, 2010                                         3,075,000            3,390,188
MGM Mirage, Inc., 8.375%, 2011                                       8,115,000            8,896,069
MGM Mirage, Inc., 5.875%, 2014                                       3,010,000            2,930,988
Penn National Gaming, Inc., 6.75%, 2015##                            3,160,000            3,179,750
Pinnacle Entertainment, Inc., 8.25%, 2012                            4,855,000            5,109,888
Pinnacle Entertainment, Inc., 8.75%, 2013                            1,605,000            1,729,388
Royal Caribbean Cruises Ltd., 6.875%, 2013                           8,490,000            9,105,525
Scientific Games Corp., 6.25%, 2012##                                2,605,000            2,637,563
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012              9,345,000           10,466,400
Station Casinos, Inc., 6.5%, 2014                                    2,890,000            2,962,250
Wynn Las Vegas LLC, 6.625%, 2014                                     3,135,000            3,052,706
                                                                                     --------------
                                                                                     $   87,166,777
---------------------------------------------------------------------------------------------------
Industrial - 3.6%
---------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                           $  6,520,000       $    7,041,600
Da Lite Screen Co., Inc., 9.5%, 2011                                 4,285,000            4,563,525
General Binding Corp., 9.375%, 2008                                 11,950,000           12,069,500
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                    5,140,000            5,255,650
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013           9,840,000            7,035,600
Knowledge Learning Corp., 7.75%, 2015##                              2,615,000            2,510,400
Milacron Escrow Corp., 11.5%, 2011                                   5,580,000            5,663,700
Valmont Industries, Inc., 6.875%, 2014                               4,285,000            4,327,850
Williams Scotsman, Inc., 9.875%, 2007                                1,290,000            1,264,200
Williams Scotsman, Inc., 10%, 2008                                   1,060,000            1,160,700
                                                                                     --------------
                                                                                     $   50,892,725
---------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
---------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                               $2,890,000         $2,930,550
---------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
---------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                           $  1,480,000       $    1,454,100
Case New Holland, Inc., 9.25%, 2011                                  5,085,000            5,504,512
JLG Industries, Inc., 8.25%, 2008                                    4,745,000            5,053,425
Manitowoc Co., Inc., 10.375%, 2011                              EUR  2,410,000            3,201,708
Terex Corp., 10.375%, 2011                                        $  6,405,000            6,917,400
United Rentals, Inc., 6.5%, 2012                                     2,835,000            2,757,038
United Rentals, Inc., 7.75%, 2013                                    3,780,000            3,685,500
                                                                                     --------------
                                                                                     $   28,573,683
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.1%
---------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                              $  3,345,000       $    3,679,500
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                     7,510,000            3,830,100
DaVita, Inc., 6.625%, 2013##                                         2,665,000            2,751,612
DaVita, Inc., 7.25%, 2015##                                          3,105,000            3,213,675
Extendicare Health Services, Inc., 6.875%, 2014                      4,390,000            4,368,050
Fisher Scientific International, Inc., 6.75%, 2014                     895,000              941,987
Fisher Scientific International, Inc., 6.125%, 2015##                2,785,000            2,798,925
HCA, Inc., 7.875%, 2011                                              9,860,000           10,798,317
HCA, Inc., 6.375%, 2015                                             12,340,000           12,630,286
HealthSouth Corp., 7.625%, 2012                                      3,795,000            3,719,100
Psychiatric Solutions, Inc., 7.75%, 2015##                           1,405,000            1,433,100
Select Medical Corp., 7.625%, 2015                                   2,825,000            2,789,688
Tenet Healthcare Corp., 6.5%, 2012                                   2,085,000            1,985,963
Tenet Healthcare Corp., 9.875%, 2014                                 3,765,000            4,028,550
Tenet Healthcare Corp., 9.25%, 2015##                                3,575,000            3,682,250
Triad Hospitals, Inc., 7%, 2013                                      3,990,000            4,109,700
U.S. Oncology, Inc., 10.75%, 2014                                    3,595,000            4,008,425
Universal Hospital Services, Inc., 10.125%, 2011                     1,160,000            1,194,800
                                                                                     --------------
                                                                                     $   71,964,028
---------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
---------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                              $  5,130,000       $    5,065,875
---------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%
---------------------------------------------------------------------------------------------------
Acme Metal, Inc., 10.875%, 2007**                                 $  2,675,000       $            0
Century Aluminum Co., 7.5%, 2014                                     4,805,000            4,925,125
Doe Run Resources Corp., 11.75%, 2008#                               3,430,857            2,744,685
Foundation PA Coal Co., 7.25%, 2014                                  2,845,000            3,008,587
Peabody Energy Corp., 5.875%, 2016                                   2,805,000            2,797,988
Russel Metals, Inc., 6.375%, 2014                                    4,660,000            4,473,600
                                                                                     --------------
                                                                                     $   17,949,985
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
---------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015##                               $  3,050,000       $    3,233,000
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.6%
---------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                    $  4,310,000       $    5,483,445
Colorado Interstate Gas Co., 5.95%, 2015##                           1,615,000            1,596,831
El Paso Energy Corp., 7.625%, 2010                                   3,805,000            4,005,550
El Paso Energy Corp., 7%, 2011                                       8,970,000            9,104,550
El Paso Energy Corp., 7.75%, 2013                                    7,995,000            8,484,694
Enterprise Products Operating LP, 6.375%, 2013                       2,480,000            2,646,043
Enterprise Products Partners LP, 5.6%, 2014                          6,182,000            6,270,168
Markwest Energy Partners LP, 6.875%, 2014##                          4,375,000            4,418,750
Transcontinental Gas Pipe Line Corp., 7%, 2011                       2,705,000            2,955,213
Williams Cos., Inc., 7.125%, 2011                                    3,688,000            4,019,920
Williams Cos., Inc., 7.75%, 2031                                     1,340,000            1,520,900
                                                                                     --------------
                                                                                     $   50,506,064
---------------------------------------------------------------------------------------------------
Network & Telecom - 5.8%
---------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                            $  4,670,000       $    5,329,637
AT&T Corp., 9.75%, 2031                                              2,290,000            2,965,550
Cincinnati Bell, Inc., 8.375%, 2014                                  4,025,000            4,145,750
Cincinnati Bell, Inc., 8.375%, 2014##                                  745,000              767,350
Citizens Communications Co., 9.25%, 2011                             7,951,000            8,885,242
Citizens Communications Co., 6.25%, 2013                             3,355,000            3,262,737
Citizens Communications Co., 9%, 2031                                1,350,000            1,424,250
Eircom Funding PLC, 8.25%, 2013                                      2,640,000            2,824,800
Espirit Telecom Group PLC, 10.875%, 2008**                             370,000                    0
GCI, Inc., 7.25%, 2014                                               4,345,000            4,236,375
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                 1,090,000            1,177,200
Hawaiian Telecom Communications, Inc., 12.5%, 2015##                   635,000              688,181
MCI, Inc., 6.908%, 2007                                              3,415,000            3,457,687
MCI, Inc., 7.688%, 2009                                              2,885,000            3,007,613
Qwest Capital Funding, Inc., 7.25%, 2011                             4,960,000            4,798,800
Qwest Corp., 7.875%, 2011                                            6,125,000            6,385,313
Qwest Corp., 8.875%, 2012                                            6,255,000            6,849,225
Qwest Services Corp., 13.5%, 2010                                   14,110,000           16,226,500
Time Warner Telecom Holdings, Inc., 9.25%, 2014                      5,865,000            5,967,638
                                                                                     --------------
                                                                                     $   82,399,848
---------------------------------------------------------------------------------------------------
Oil Services - 0.9%
---------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 7.75%, 2014                              $  3,635,000       $    3,857,644
Hanover Compressor Co., 9%, 2014                                     3,785,000            4,125,650
Petroleum Geo-Services A.S.A., 10%, 2010                             3,950,000            4,463,500
                                                                                     --------------
                                                                                     $   12,446,794
---------------------------------------------------------------------------------------------------
Oils - 0.7%
---------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                   $  5,610,000       $    5,638,050
Premcor Refining Group, Inc., 7.75%, 2012                            2,035,000            2,202,888
Premcor Refining Group, Inc., 7.5%, 2015                             1,795,000            1,938,600
                                                                                     --------------
                                                                                     $    9,779,538
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc., 6.375%, 2015##                          $  1,665,000       $    1,669,163
---------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
---------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                    $  5,975,000       $    6,214,000
Allied Waste North America, Inc., 6.125%, 2014                         930,000              869,550
                                                                                     --------------
                                                                                     $    7,083,550
---------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
---------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                $  5,050,000       $    4,949,000
---------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
---------------------------------------------------------------------------------------------------
Cenveo Corp., 9.625%, 2012                                        $  1,650,000       $    1,782,000
Cenveo Corp., 7.875%, 2013                                           3,630,000            3,507,487
Dex Media East LLC, 12.125%, 2012                                    2,421,000            2,887,042
Dex Media, Inc., 0% to 2008, 9% to 2013                             10,320,000            8,462,400
Dex Media, Inc., 0% to 2008, 9% to 2013                              3,370,000            2,763,400
Hollinger, Inc., 12.875%, 2011##                                     1,381,000            1,510,469
Lighthouse International Co. S.A., 8%, 2014##                   EUR  3,400,000            4,279,742
MediaNews Group, Inc., 6.875%, 2013                               $  4,185,000            4,216,388
PRIMEDIA, Inc., 8.875%, 2011                                           975,000            1,027,406
WDAC Subsidiary Corp., 8.375%, 2014##                                4,605,000            4,501,388
                                                                                     --------------
                                                                                     $   34,937,722
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
---------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                      $  2,000,000       $    2,060,000
TFM S.A. de C.V., 9.375%, 2012##                                       826,000              883,820
TFM S.A. de C.V., 12.5%, 2012                                        2,050,000            2,413,875
                                                                                     --------------
                                                                                     $    5,357,695
---------------------------------------------------------------------------------------------------
Restaurants - 0.3%
---------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                $  4,315,000       $    4,476,812
---------------------------------------------------------------------------------------------------
Retailers - 2.3%
---------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                               $  4,225,000       $    4,182,750
Couche-Tard, Inc., 7.5%, 2013                                        6,535,000            6,927,100
Dollar General Corp., 8.625%, 2010                                   4,695,000            5,317,088
Eye Care Centers of America, Inc., 10.75%, 2015##                    2,220,000            2,109,000
Finlay Fine Jewelry Corp., 8.375%, 2012                              5,035,000            4,707,725
J.C. Penney Corp., Inc., 8%, 2010                                    3,615,000            3,979,815
Rite Aid Corp., 9.25%, 2013                                          2,885,000            2,863,363
Rite Aid Corp., 6.875%, 2013                                         2,205,000            1,945,913
                                                                                     --------------
                                                                                     $   32,032,754
---------------------------------------------------------------------------------------------------
Specialty Stores - 0.3%
---------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                             $  3,935,000       $    4,156,344
---------------------------------------------------------------------------------------------------
Steel - 0.5%
---------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                               $  5,735,000       $    5,333,550
Chaparral Steel Co., 10%, 2013##                                     1,960,000            2,053,100
Northwestern Steel & Wire, 9.5%, 2049**                                680,000                    0
                                                                                     --------------
                                                                                     $    7,386,650
---------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
---------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007**            $    500,000       $            0
Roundy's, Inc., 8.875%, 2012                                         5,335,000            5,655,100
                                                                                     --------------
                                                                                     $    5,655,100
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.6%
---------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12% to 2009                               $  4,280,000       $    4,777,550
American Tower Corp., 9.375%, 2009                                      91,000               95,777
American Tower Corp., 7.125%, 2012                                   1,755,000            1,851,525
American Towers, Inc., 7.25%, 2011                                   2,655,000            2,794,387
Centennial Communications Corp., 10.125%, 2013                       2,365,000            2,663,581
Dobson Cellular Systems, Inc., 9.875%, 2012                          1,150,000            1,272,187
Dolphin Telecom PLC, 11.5%, 2008**                                  11,625,000                    0
Dolphin Telecom PLC, 14%, 2009**                                     5,335,000                    0
IWO Escrow Co., FRN, 7.3488%, 2012##                                   565,000              576,300
Nextel Communications, Inc., 5.95%, 2014                            19,355,000           20,008,231
Rogers Wireless, Inc., 6.375%, 2014                                  5,120,000            5,196,800
Rogers Wireless, Inc., 7.5%, 2015                                    3,805,000            4,156,963
Rural Cellular Corp., 9.875%, 2010                                   3,935,000            4,190,775
U.S. Unwired, Inc., 10%, 2012                                        3,315,000            3,828,825
                                                                                     --------------
                                                                                     $   51,412,901
---------------------------------------------------------------------------------------------------
Tire & Rubber - 0.5%
---------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                    $  3,560,000       $    3,132,800
Goodyear Tire & Rubber Co., 9%, 2015##                               4,520,000            4,610,400
                                                                                     --------------
                                                                                     $    7,743,200
---------------------------------------------------------------------------------------------------
Tobacco - 0.5%
---------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                $  3,715,000       $    3,807,875
R. J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                  3,175,000            3,214,688
                                                                                     --------------
                                                                                     $    7,022,563
---------------------------------------------------------------------------------------------------
Transportation - Services - 0.7%
---------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                $  2,830,000       $    2,861,837
Stena AB, 7.5%, 2013                                                 1,785,000            1,800,619
Stena AB, 7%, 2016                                                   3,425,000            3,275,156
Westinghouse Air Brake Technologies Corp., 6.875%, 2013              1,435,000            1,492,400
                                                                                     --------------
                                                                                     $    9,430,012
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 8.1%
---------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                          $    665,000       $      736,487
AES Corp., 9%, 2015##                                               10,055,000           11,211,325
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                       4,500,000            5,062,500
Calpine Corp., 8.5%, 2008                                            3,565,000            2,575,712
CenterPoint Energy, Inc., 7.25%, 2010                                2,790,000            3,054,445
CMS Energy Corp., 8.5%, 2011                                         5,170,000            5,809,787
DPL, Inc., 6.875%, 2011                                              2,640,000            2,884,200
Dynegy Holdings, Inc., 9.875%, 2010##                                1,530,000            1,690,650
Dynegy Holdings, Inc., 6.875%, 2011                                     45,000               45,112
Dynegy Holdings, Inc., 10.125%, 2013##                               2,555,000            2,912,700
Empresa Nacional de Electricidad S.A., 8.35%, 2013                   4,661,000            5,347,248
FirstEnergy Corp., 6.45%, 2011                                       5,123,000            5,509,131
FirstEnergy Corp., 7.375%, 2031                                      1,319,000            1,586,320
Midwest Generation LLC, 8.75%, 2034                                  7,100,000            7,952,000
Mission Energy Holding Co., 13.5%, 2008                              1,975,000            2,360,125
Nevada Power Co., 6.5%, 2012                                           910,000              960,050
Nevada Power Co., 5.875%, 2015##                                     2,480,000            2,542,000
NorthWestern Corp., 5.875%, 2014##                                   4,425,000            4,557,750
NRG Energy, Inc., 8%, 2013                                           7,557,000            8,085,990
PSEG Energy Holdings LLC, 8.625%, 2008                               6,240,000            6,661,200
Reliant Energy, Inc., 6.75%, 2014                                    1,875,000            1,846,875
Reliant Resources, Inc., 9.25%, 2010                                 3,710,000            4,062,450
Reliant Resources, Inc., 9.5%, 2013                                     90,000              100,125
Sierra Pacific Power Co., 6.25%, 2012                                2,115,000            2,210,175
Sierra Pacific Resources, 8.625%, 2014                               2,945,000            3,261,588
Teco Energy, Inc., 7%, 2012                                          3,840,000            4,128,000
Tenaska Alabama Partners LP, 7%, 2021##                              1,845,000            1,914,188
Texas Genco LLC, 6.875%, 2014##                                      4,090,000            4,294,500
TXU Corp., 5.55%, 2014##                                            12,255,000           11,947,118
                                                                                     --------------
                                                                                     $  115,309,751
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,295,798,115)                                        $1,316,299,909
---------------------------------------------------------------------------------------------------

Stocks - 1.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Automotive - 0.3%
---------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                          59,800       $    4,610,580
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.6%
---------------------------------------------------------------------------------------------------
NTL, Inc.*                                                              44,345       $    2,954,707
Sinclair Broadcast Group, Inc., "A"                                    393,554            3,541,986
Telewest Global, Inc.*                                                  51,005            1,139,452
                                                                                     --------------
                                                                                     $    7,636,145
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0%
---------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                      220,947       $      125,091
---------------------------------------------------------------------------------------------------
Metals & Mining - 0%
---------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                 1,087       $            0
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
---------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                       93,800       $    2,913,428
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
---------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                               206,408       $            0
---------------------------------------------------------------------------------------------------
Special Products & Services - 0.1%
---------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                    13,126       $    1,383,454
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
---------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                  539       $       18,865
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                 52,506       $    1,356,230
---------------------------------------------------------------------------------------------------
Telephone Services - 0%
---------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                    19,740       $       52,450
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $26,017,703)                                          $   18,096,243
---------------------------------------------------------------------------------------------------
Convertible Preferred Stock - 0.4%
---------------------------------------------------------------------------------------------------
Automotive - 0.4%
---------------------------------------------------------------------------------------------------
General Motors Corp., 5.25% (Identified Cost, $4,829,192)              269,454       $    5,364,829
---------------------------------------------------------------------------------------------------

Preferred Stocks - 0.8%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
---------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%#*                                      215       $    1,419,000
Spanish Broadcasting Systems, Inc., "B", 10.75%#*                        2,034            2,217,060
                                                                                     --------------
                                                                                     $    3,636,060
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0%
---------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%*                                        8,899       $            0
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
---------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                  74,390       $    7,290,220
---------------------------------------------------------------------------------------------------
Real Estate - 0%
---------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                        4,500       $      121,635
---------------------------------------------------------------------------------------------------
Telephone Services - 0%
---------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                         98       $          100
---------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $11,187,472)                                $   11,048,015
---------------------------------------------------------------------------------------------------
Warrants - 0%
---------------------------------------------------------------------------------------------------
ISSUER                                      STRIKE PRICE  1ST EXERCISE       SHARES         $ VALUE
---------------------------------------------------------------------------------------------------
Cybernet Internet Services
(Computer Software)*                              $22.28      10/29/99        3,385  $            0
GT Group Telecom, Inc.
(Telephone Services)*                               0.00       8/01/00       11,650               0
Knology, Inc. (Network & Telecom)##*                0.10      11/22/97        2,475               0
Loral Space & Communications Ltd. (Business
Services)*                                          0.14       1/28/97        5,000               0
Loral Space & Communications Ltd. (Business
Services)*                                          0.14       1/28/97       11,775               0
Ono Finance (Broadcast & Cable TV)*                 0.00       5/31/09       12,105               0
Pliant Corp. (Containers)##*                        0.01       5/25/00        6,795              68
Renaissance Cosmetics, Inc.
(Consumer Goods & Services)*                        0.01       8/08/96        7,189               0
Sterling Chemicals, Inc.
(Specialty Chemicals)*                             52.00      12/31/02          876           1,051
Thermadyne Holdings Corp.
(Machinery & Tools)*                               20.78       5/29/03       21,743           4,783
XM Satellite Radio, Inc.
(Broadcast & Cable TV)*                            45.24       9/16/00        4,020         253,260
XO Communications, Inc., "A"
(Telephone Services)*                               6.25       5/27/03        2,640             924
XO Communications, Inc., "B"
(Telephone Services)*                               7.50       5/27/03        1,980             495
XO Communications, Inc., "C"
(Telephone Services)*                              10.00       5/27/03        1,980             475

---------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $1,658,846)                                         $      261,056
---------------------------------------------------------------------------------------------------

Short-Term Obligation - 3.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.3%, due 8/01/05,
at Amortized Cost<@                                               $ 47,575,000       $   47,575,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,387,066,328)(S)                               $1,398,645,052
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.6%                                                    22,859,487
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,421,504,539
---------------------------------------------------------------------------------------------------

  * Non-income producing security.
 ** Non income producing security - in default.
  # Payment-in-kind security.
 ## SEC Rule 144A restriction.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(S) As of July 31, 2005, the fund had 17 securities representing $1,508,613 and 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.
  @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR= Euro
GBP= British Pound
SEK= Swedish Krone

Abbreviations:

ADR= American Depository Receipt
FRN= Floating Rate Note. The interest rate is the rate effective as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 7/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,387,066,328)          $1,398,645,052
Cash                                                                     26,757
Receivable for forward foreign currency exchange contracts              155,050
Receivable for investments sold                                       9,458,697
Receivable for fund shares sold                                       1,797,711
Interest and dividends receivable                                    25,194,544
Other assets                                                              7,569
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,435,285,380
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $2,449,906
Payable for forward foreign currency exchange contracts                  68,609
Payable for investments purchased                                     7,801,230
Payable for fund shares reacquired                                    2,711,701
Payable to affiliates
  Management fee                                                         47,938
  Shareholder servicing costs                                           290,662
  Distribution and service fees                                          55,820
  Administrative services fee                                             1,389
  Program manager fees                                                       97
  Retirement plan administration and service fees                            24
Accrued expenses and other liabilities                                  353,465
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $13,780,841
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,421,504,539
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,824,140,223
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          11,659,010
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (411,512,806)
Accumulated distributions in excess of net investment income         (2,781,888)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,421,504,539
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   361,793,909
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $759,235,171
  Shares outstanding                                                193,443,782
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $3.92
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.92)                                                      $4.12
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $323,539,600
  Shares outstanding                                                 82,184,816
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.94
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $128,993,300
  Shares outstanding                                                 32,698,845
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.94
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $202,142,935
  Shares outstanding                                                 51,534,035
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.92
-------------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,285,389
  Shares outstanding                                                  1,344,943
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.93
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $97,328
  Shares outstanding                                                     24,744
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.93
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $226,401
  Shares outstanding                                                     57,579
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.93
-------------------------------------------------------------------------------------------------------

Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $555,502
  Shares outstanding                                                    141,362
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.93
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,765
  Shares outstanding                                                     13,189
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.92
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,816
  Shares outstanding                                                     13,202
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $3.92
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $773,135
  Shares outstanding                                                    196,997
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $3.92
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.92)                                                      $4.12
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $148,313
  Shares outstanding                                                     37,807
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.92
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $403,884
  Shares outstanding                                                    102,608
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.94
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 7/31/05
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                           $56,673,860
  Dividends                                                              693,302
  Foreign taxes withheld                                                  (9,023)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $57,358,139
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $3,206,965
  Distribution and service fees                                        3,463,237
  Program manager fees                                                     1,579
  Shareholder servicing costs                                          1,194,182
  Administrative services fee                                            100,244
  Retirement plan administration and services fees                           759
  Trustees' compensation                                                  24,786
  Custodian fee                                                          215,627
  Printing                                                                53,051
  Postage                                                                 10,565
  Auditing fees                                                           41,167
  Legal fees                                                               8,549
  Registration fees                                                      117,299
  Shareholder solicitation expenses                                       81,601
  Miscellaneous                                                           23,008
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $8,542,619
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  $(55,338)
  Reduction of expenses by investment adviser                             (7,699)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $8,479,582
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $48,878,557
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $6,569,426
  Foreign currency transactions                                        1,446,124
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                        $8,015,550
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(27,861,563)
  Translation of assets and liabilities in foreign currencies            278,851
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(27,582,712)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(19,567,162)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $29,311,395
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     7/31/05                    1/31/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $48,878,557               $107,644,176
Net realized gain (loss) on investments and foreign
currency transactions                                              8,015,550                   (679,575)
Net unrealized gain (loss) on investments and foreign
currency translation                                             (27,582,712)                (1,545,302)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $29,311,395               $105,419,299
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(26,569,851)              $(63,583,514)
  Class B                                                        (10,980,071)               (28,196,919)
  Class C                                                         (4,200,907)               (10,895,326)
  Class I                                                         (6,804,598)               (10,153,961)
  Class R                                                           (160,709)                  (193,334)
  Class R1                                                            (1,205)                        --
  Class R2                                                            (1,341)                        --
  Class R3                                                           (14,718)                    (8,204)
  Class R4                                                            (1,169)                        --
  Class R5                                                            (1,219)                        --
  Class 529A                                                         (26,290)                   (35,337)
  Class 529B                                                          (4,403)                    (8,278)
  Class 529C                                                         (11,163)                   (19,515)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(48,777,644)             $(113,094,388)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(62,207,616)             $(206,558,888)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                    $17,850
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(81,673,865)             $(214,216,127)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,503,178,404             $1,717,394,531

At end of period (including accumulated distributions in
excess of net investment income of $2,781,888 and
$2,882,801, respectively)                                     $1,421,504,539             $1,503,178,404
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operations). Certain information reflects financial results for a fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 1/31
                                  ENDED         ------------------------------------------------------------------------------
CLASS A                         7/31/05                2005                2004            2003           2002            2001
                            (UNAUDITED)
Net asset value,
beginning of period               $3.98               $3.98               $3.52           $3.78          $4.44           $4.95
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income           $0.14               $0.29               $0.30           $0.33          $0.41           $0.47
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                (0.06)               0.01^              0.46           (0.25)         (0.65)          (0.51)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $0.08               $0.30               $0.76           $0.08         $(0.24)         $(0.04)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.14)             $(0.30)             $(0.30)         $(0.34)        $(0.42)         $(0.47)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                  $0.00+++            $0.00+++              $--             $--            $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $3.92               $3.98               $3.98           $3.52          $3.78           $4.44
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&               2.04++***           7.74***            22.83            2.34          (5.50)          (0.65)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                       1.02+               0.99                0.99            1.00           1.06            1.00
Expenses after expense
reductions##                       1.02+               0.99                0.99            1.00           1.06            1.00
Net investment income(S)           7.17+               7.31                7.87            9.32          10.12           10.07
Portfolio turnover                   28                  68                  81              80             72              64
Net assets at end of
period (000 Omitted)           $759,235            $799,651            $934,958        $769,069       $746,096        $785,256
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                       YEARS ENDED 1/31
                                    ENDED         ----------------------------------------------------------------------------
CLASS B                           7/31/05                2005                2004           2003           2002           2001
                              (UNAUDITED)
Net asset value, beginning
of period                           $3.99               $3.99               $3.53          $3.79          $4.44          $4.95
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.13               $0.26               $0.27          $0.31          $0.38          $0.44
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          (0.05)               0.01^              0.47          (0.26)         (0.64)         (0.51)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.08               $0.27               $0.74          $0.05         $(0.26)        $(0.07)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.13)             $(0.27)             $(0.28)        $(0.31)        $(0.39)        $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                    $0.00+++            $0.00+++              $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $3.94               $3.99               $3.99          $3.53          $3.79          $4.44
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                 1.95++***           7.10***            21.65           1.64          (5.94)         (1.35)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.72+               1.69                1.69           1.70           1.76           1.69
Expenses after expense
reductions##                         1.72+               1.69                1.69           1.70           1.76           1.69
Net investment income(S)             6.46+               6.63                7.18           8.65           9.45           9.37
Portfolio turnover                     28                  68                  81             80             72             64
Net assets at end of period
(000 Omitted)                    $323,540            $379,253            $471,520       $411,533       $439,987       $463,638
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                       YEARS ENDED 1/31
                                    ENDED         ----------------------------------------------------------------------------
CLASS C                           7/31/05                2005                2004           2003           2002           2001
                              (UNAUDITED)
Net asset value, beginning
of period                           $4.00               $4.00               $3.54          $3.80          $4.45          $4.97
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.13               $0.26               $0.27          $0.30          $0.38          $0.44
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          (0.06)               0.01^              0.47          (0.25)         (0.64)         (0.52)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.07               $0.27               $0.74          $0.05         $(0.26)        $(0.08)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.13)             $(0.27)             $(0.28)        $(0.31)        $(0.39)        $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                    $0.00+++            $0.00+++              $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $3.94               $4.00               $4.00          $3.54          $3.80          $4.45
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                 1.70++***           7.10***            21.61           1.64          (5.91)         (1.55)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.72+               1.69                1.69           1.70           1.76           1.69
Expenses after expense
reductions##                         1.72+               1.69                1.69           1.70           1.76           1.69
Net investment income(S)             6.48+               6.63                7.18           8.59           9.39           9.38
Portfolio turnover                     28                  68                  81             80             72             64
Net assets at end of period
(000 Omitted)                    $128,993            $148,073            $214,915       $183,364       $160,798       $128,567
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 1/31
                                       ENDED         -------------------------------------------------------------------------
CLASS I                              7/31/05                2005            2004            2003            2002          2001
                                 (UNAUDITED)
Net asset value,
beginning of period                    $3.98               $3.98           $3.52           $3.78           $4.43         $4.95
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                $0.14               $0.29           $0.30           $0.33           $0.42         $0.48
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 (0.06)               0.02^          0.47           (0.24)          (0.64)        (0.52)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $0.08               $0.31           $0.77           $0.09          $(0.22)       $(0.04)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income          $(0.14)             $(0.31)         $(0.31)         $(0.35)         $(0.43)       $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-
in capital#                            $0.00+++            $0.00+++          $--             $--             $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $3.92               $3.98           $3.98           $3.52           $3.78         $4.43
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                       2.20++***           8.17***        22.88            2.66           (4.99)        (0.57)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                            0.72+               0.68            0.69            0.70            0.76          0.70
Expenses after expense
reductions##                            0.72+               0.68            0.69            0.70            0.76          0.70
Net investment income(S)                7.46+               7.55            8.03            9.58           10.43         10.39
Portfolio turnover                        28                  68              81              80              72            64
Net assets at end of period
(000 Omitted)                       $202,143            $170,679         $93,887         $26,373         $19,352       $22,128
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS                YEARS ENDED 1/31                  PERIOD
                                                         ENDED           --------------------------------          ENDED
CLASS R (FORMERLY CLASS R1)                             7/31/05                 2005                 2004        1/31/03**
                                                      (UNAUDITED)

Net asset value, beginning of period                   $3.98                 $3.98                 $3.52              $3.51
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                $0.14                 $0.28                 $0.28              $0.02
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.06)                 0.01^                0.48               0.02
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.08                 $0.29                 $0.76              $0.04
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.13)               $(0.29)               $(0.30)            $(0.03)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++              $0.00+++                $--                $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.93                 $3.98                 $3.98              $3.52
---------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                       2.20++***             7.63***              22.29               1.03++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.22+                 1.18                  1.20               1.20+
Expenses after expense reductions##                     1.22+                 1.18                  1.20               1.20+
Net investment income                                   7.00+                 7.06                  7.46               7.97+
Portfolio turnover                                        28                    68                    81                 80
Net assets at end of period (000 Omitted)             $5,285                $4,021                $1,359                $40
---------------------------------------------------------------------------------------------------------------------------

                                                                                                               PERIOD ENDED
CLASS R1                                                                                                         7/31/05**
                                                                                                                (UNAUDITED)

Net asset value, beginning of period                                                                              $3.89
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                                                           $0.08

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                                                 0.04^
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                  $0.12
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                                     $(0.08)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                         $0.00+++
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                    $3.93
---------------------------------------------------------------------------------------------------------------------------
Total return (%)***&                                                                                               3.13++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                                               1.91+
Expenses after expense reductions##                                                                                1.91+
Net investment income                                                                                              6.48+
Portfolio turnover                                                                                                   28
Net assets at end of period (000 Omitted)                                                                           $97
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                                       PERIOD ENDED
CLASS R2                                                                                                 7/31/05**
                                                                                                        (UNAUDITED)

Net asset value, beginning of period                                                                      $3.89
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment income                                                                                   $0.07

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                                         0.05^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                          $0.12
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                                             $(0.08)
---------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                 $0.00+++
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $3.93
---------------------------------------------------------------------------------------------------------------
Total return (%)***&                                                                                       3.23++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                                       1.62+
Expenses after expense reductions##                                                                        1.62+
Net investment income                                                                                      7.68+
Portfolio turnover                                                                                           28
Net assets at end of period (000 Omitted)                                                                  $226
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                                            SIX MONTHS             YEAR                  PERIOD
                                                              ENDED                ENDED                  ENDED
CLASS R3 (FORMERLY CLASS R2)                                 7/31/05              1/31/05               1/31/04**
                                                           (UNAUDITED)
Net asset value, beginning of period                           $3.98               $3.98                  $3.85
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment income                                        $0.13               $0.25                  $0.07

  Net realized and unrealized gain (loss) on
  investments and foreign currency                             (0.05)               0.03^                 0.13^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.08               $0.28                  $0.20
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.13)             $(0.28)                $(0.07)
---------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                      $0.00+++            $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $3.93               $3.98                  $3.98
---------------------------------------------------------------------------------------------------------------
Total return (%)&                                               2.07++***           7.37***                5.32++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                            1.47+               1.49                   1.43+
Expenses after expense reductions##                             1.47+               1.49                   1.43+
Net investment income                                           6.78+               6.58                   7.07+
Portfolio turnover                                                28                  68                     81
Net assets at end of period (000 Omitted)                       $556                $246                    $42
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      PERIOD ENDED
CLASS R4                                                                                7/31/05**
                                                                                       (UNAUDITED)
Net asset value, beginning of period                                                     $3.88
-----------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------
  Net investment income                                                                  $0.09
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                        0.04^
-----------------------------------------------------------------------------------------------
Total from investment operations                                                         $0.13
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
  From net investment income                                                            $(0.09)
-----------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                $0.00+++
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $3.92
-----------------------------------------------------------------------------------------------
Total return (%)***&                                                                      3.40++
-----------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                      1.11+
Expenses after expense reductions##                                                       1.11+
Net investment income                                                                     7.04+
Portfolio turnover                                                                          28
Net assets at end of period (000 Omitted)                                                  $52
-----------------------------------------------------------------------------------------------

                                                                                      PERIOD ENDED
CLASS R5                                                                                7/31/05**
                                                                                       (UNAUDITED)
Net asset value, beginning of period                                                     $3.88
-----------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------
  Net investment income                                                                  $0.09
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                        0.04^
-----------------------------------------------------------------------------------------------
Total from investment operations                                                         $0.13
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
  From net investment income                                                            $(0.09)
-----------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                $0.00+++
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $3.92
-----------------------------------------------------------------------------------------------
Total return (%)***&                                                                      3.50++
-----------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                      0.81+
Expenses after expense reductions##                                                       0.81+
Net investment income                                                                     7.34+
Portfolio turnover                                                                          28
Net assets at end of period (000 Omitted)                                                  $52
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS                YEARS ENDED 1/31                      PERIOD
                                                       ENDED           --------------------------------               ENDED
CLASS 529A                                            7/31/05                 2005                 2004             1/31/03**
                                                    (UNAUDITED)

Net asset value, beginning of period                   $3.98                 $3.98                 $3.52              $3.42
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                $0.13                 $0.27                 $0.28              $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.06)                 0.02^                0.47               0.13
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.07                 $0.29                 $0.75              $0.26
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.13)               $(0.29)               $(0.29)            $(0.16)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++              $0.00+++                $--                $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.92                 $3.98                 $3.98              $3.52
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                    1.89++***             7.53***              22.16               7.70++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.32+                 1.29                  1.30               1.30+
Expenses after expense reductions##                     1.32+                 1.29                  1.30               1.30+
Net investment income                                   6.87+                 6.97                  7.42               8.66+
Portfolio turnover                                        28                    68                    81                 80
Net assets at end of period (000 Omitted)               $773                  $768                  $406                $53
---------------------------------------------------------------------------------------------------------------------------

                                                       SIX MONTHS                YEARS ENDED 1/31                  PERIOD
                                                         ENDED           --------------------------------          ENDED
CLASS 529B                                              7/31/05                 2005                 2004        1/31/03**
                                                      (UNAUDITED)
Net asset value, beginning of period                   $3.97                 $3.98                 $3.52              $3.42
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                $0.12                 $0.25                 $0.25              $0.11

  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.05)                 0.00+++^             0.48               0.14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.07                 $0.25                 $0.73              $0.25
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.12)               $(0.26)               $(0.27)            $(0.15)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++              $0.00+++                $--                $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.92                 $3.97                 $3.98              $3.52
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                    1.82++***             6.57***              21.39               7.35++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.97+                 2.01                  1.95               1.95+
Expenses after expense reductions##                     1.97+                 2.01                  1.95               1.95+
Net investment income                                   6.23+                 6.29                  6.80               8.37+
Portfolio turnover                                        28                    68                    81                 80
Net assets at end of period (000 Omitted)               $148                  $139                  $119                $31
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS                YEARS ENDED 1/31                  PERIOD
                                                         ENDED           --------------------------------          ENDED
CLASS 529C                                              7/31/05                 2005                 2004        1/31/03**
                                                      (UNAUDITED)
Net asset value, beginning of period                   $3.99                 $3.99                 $3.53              $3.43
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                $0.12                 $0.25                 $0.26              $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.05)                 0.01^                0.47               0.12
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.07                 $0.26                 $0.73              $0.25
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.12)               $(0.26)               $(0.27)            $(0.15)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++              $0.00+++                $--                $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.94                 $3.99                 $3.99              $3.53
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                    1.82++***             6.84***              21.35               7.33++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.97+                 1.97                  1.95               1.95+
Expenses after expense reductions##                     1.97+                 1.97                  1.95               1.95+
Net investment income                                   6.25+                 6.31                  6.79               8.05+
Portfolio turnover                                        28                    68                    81                 80
Net assets at end of period (000 Omitted)               $404                  $347                  $189                $43
---------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4 and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(S) Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended July 31, 2005, the fund's custodian fees were reduced by $55,324 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended July 31, 2005, the fund's miscellaneous expenses were reduced by $14 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, defaulted bonds and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2005 and January 31, 2004 was as follows:

                                           1/31/05          1/31/04
      Distributions declared from:
        Ordinary income               $113,094,388     $129,145,209

As of January 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                   $10,966,728
        Capital loss carryforward                      (368,985,012)
        Unrealized appreciation (depreciation)          (11,121,601)
        Other temporary differences                     (14,029,550)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

        January 31, 2007                               $(17,432,351)
        January 31, 2008                                (10,853,391)
        January 31, 2009                                (24,778,024)
        January 31, 2010                               (137,538,425)
        January 31, 2011                               (159,064,624)
        January 31, 2013                                (19,318,197)
        -----------------------------------------------------------
        Total                                         $(368,985,012)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

        First $1.4 billion of average net assets               0.46%
        Average daily net assets in excess of $1.4 billion     0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% in excess of $1.4 billion of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2005, this waiver is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended July 31, 2005 was equivalent to an annual effective rate of 0.46% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $53,501 and $423 for the six months ended July 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.30%           $30,472        $1,107,900
Class B                          0.75%            0.25%            1.00%          1.00%               997         1,692,121
Class C                          0.75%            0.25%            1.00%          1.00%             1,073           646,501
Class R                          0.25%            0.25%            0.50%          0.50%                66            11,494
Class R1                         0.50%            0.25%            0.75%          0.75%                92               145
Class R2                         0.25%            0.25%            0.50%          0.50%                61               102
Class R3                         0.25%            0.25%            0.50%          0.50%                95             1,098
Class R4                         0.00%            0.25%            0.25%          0.25%                31                42
Class 529A                       0.25%            0.25%            0.50%          0.35%               140             1,336
Class 529B                       0.75%            0.25%            1.00%          0.99%                 7               707
Class 529C                       0.75%            0.25%            1.00%          1.00%                44             1,791
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $3,463,237

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July
    31, 2005 based on each class' average daily net assets. 0.05% of Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
    Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually.
(3) For the six months ended July 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2005 were as follows:

                                                              AMOUNT

          Class A                                            $4,892
          Class B                                          $415,207
          Class C                                            $2,509
          Class 529B                                            $--
          Class 529C                                            $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2005, were as follows:

                                                             AMOUNT

          Class 529A                                           $954
          Class 529B                                           $177
          Class 529C                                           $448
          ---------------------------------------------------------
          Total Program Manager Fees                         $1,579

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2005, the fee was $791,220, which equated to 0.1128% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2005, these costs amounted to $269,022.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended July 31, 2005 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended July 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of the fund's average daily net assets:

                                                                        AMOUNT
                                                             TOTAL    RETAINED
                                                FEE RATE    AMOUNT      BY MFS

Class R1                                           0.45%       $87         $65
Class R2                                           0.40%        81          56
Class R3 (fomerly Class R2)                        0.25%       549         307
Class R4                                           0.15%        25          31
Class R5                                           0.10%        17          21
------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                               $759        $480

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $5,054. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $1,342. Both amounts are included in Trustees compensation for the six months ended July 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,899, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $378,377,655 and $459,006,052, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,438,255,880
          -----------------------------------------------------------
          Gross unrealized appreciation                  $44,692,686
          Gross unrealized depreciation                  (84,303,514)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(39,610,828)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 7/31/05             Year ended 1/31/05
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                 28,540,976      $110,763,099      49,940,117      $195,588,296
Shares issued to shareholders in
reinvestment of distributions                4,498,736        17,530,591      11,800,931        46,380,896
Shares reacquired                          (40,640,791)     (158,626,379)    (95,320,762)     (372,376,173)
-----------------------------------------------------------------------------------------------------------
Net change                                  (7,601,079)     $(30,332,689)    (33,579,714)    $(130,406,981)

CLASS B SHARES
Shares sold                                  4,782,920       $18,726,525      11,988,099       $47,146,590
Shares issued to shareholders in
reinvestment of distributions                1,591,135         6,219,097       4,485,634        17,644,656
Shares reacquired                          (19,250,267)      (75,276,033)    (39,553,420)     (154,823,486)
-----------------------------------------------------------------------------------------------------------
Net change                                 (12,876,212)     $(50,330,411)    (23,079,687)     $(90,032,240)

CLASS C SHARES
Shares sold                                  5,570,946       $21,824,265      11,232,803       $44,104,669
Shares issued to shareholders in
reinvestment of distributions                  645,459         2,530,085       1,858,994         7,333,640
Shares reacquired                          (10,557,711)      (41,420,593)    (29,784,248)     (116,926,550)
-----------------------------------------------------------------------------------------------------------
Net change                                  (4,341,306)     $(17,066,243)    (16,692,451)     $(65,488,241)

CLASS I SHARES
Shares sold                                  7,344,087       $28,478,884      19,961,981       $78,328,710
Shares issued to shareholders in
reinvestment of distributions                1,723,653         6,710,872       2,663,323        10,454,551
Shares reacquired                             (465,679)       (1,805,631)     (3,298,517)      (12,799,669)
-----------------------------------------------------------------------------------------------------------
Net change                                   8,602,061       $33,384,125      19,326,787       $75,983,592

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                    474,844        $1,861,370         923,723        $3,647,261
Shares issued to shareholders in
reinvestment of distributions                   40,802           159,153          50,560           198,940
Shares reacquired                             (180,157)         (707,938)       (305,933)       (1,203,026)
-----------------------------------------------------------------------------------------------------------
Net change                                     335,489        $1,312,585         668,350        $2,643,175

                                                 Period ended 7/31/05
                                               SHARES           AMOUNT
CLASS R1 SHARES*
Shares sold                                     24,434           $95,029
Shares issued to shareholders in
reinvestment of distributions                      310             1,204
-------------------------------------------------------------------------
Net change                                      24,744           $96,233

CLASS R2 SHARES*
Shares sold                                     57,234          $223,877
Shares issued to shareholders in
reinvestment of distributions                      345             1,341
-------------------------------------------------------------------------
Net change                                      57,579          $225,218

                                             Six months ended 7/31/05             Year ended 1/31/05
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                    115,317          $455,518          51,117          $199,781
Shares issued to shareholders in
reinvestment of distributions                    3,759            14,623           2,130             8,424
Shares reacquired                              (39,635)         (155,727)         (1,855)           (7,376)
-----------------------------------------------------------------------------------------------------------
Net change                                      79,441          $314,414          51,392          $200,829

                                                 Period ended 7/31/05
                                               SHARES           AMOUNT
CLASS R4 SHARES*
Shares sold                                     12,887           $49,904
Shares issued to shareholders in
reinvestment of distributions                      302             1,169
-------------------------------------------------------------------------
Net change                                      13,189           $51,073

CLASS R5 SHARES*
Shares sold                                     12,887           $49,904

Shares issued to shareholders in
reinvestment of distributions                      315             1,219
-------------------------------------------------------------------------
Net change                                      13,202           $51,123

                                               Six months ended 7/31/05             Year ended 1/31/05
                                               SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                     27,454          $106,830         103,438          $412,576
Shares issued to shareholders in
reinvestment of distributions                    6,673            25,985           9,573            37,541
Shares reacquired                              (30,311)         (117,800)        (21,958)          (84,833)
-----------------------------------------------------------------------------------------------------------
Net change                                       3,816           $15,015          91,053          $365,284

                                             Six months ended 7/31/05             Year ended 1/31/05
                                               SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529B SHARES
Shares sold                                      3,465           $13,382           7,162           $28,051
Shares issued to shareholders in
reinvestment of distributions                    1,130             4,400           2,268             8,894
Shares reacquired                               (1,783)           (6,938)         (4,340)          (16,951)
-----------------------------------------------------------------------------------------------------------
Net change                                       2,812           $10,844           5,090           $19,994

CLASS 529C SHARES
Shares sold                                     28,203          $110,887          42,089          $165,359
Shares issued to shareholders in
reinvestment of distributions                    2,830            11,053           5,205            20,480
Shares reacquired                              (15,509)          (60,843)         (7,613)          (30,139)
-----------------------------------------------------------------------------------------------------------
Net change                                      15,524           $61,097          39,681          $155,700

* For the period from the inception of Class R1, R2, R4 and R5, April 1, 2005, through July 31, 2005.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds and MFS International Diversification Fund may invest. These funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 6% and 6% respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended July 31, 2005 was $4,477, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended July 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Sales and purchases in the table below are netted by currency.

                                                                                                       NET
                                                                                                    UNREALIZED
                                      CONTRACTS TO                               CONTRACTS         APPRECIATION
             SETTLEMENT DATE         DELIVER/RECEIVE        IN EXCHANGE FOR      AT VALUE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
SALES
             8/08/05-8/24/05        EUR    22,008,738          $26,868,354      $26,716,938            $151,416

PURCHASES
                     8/08/05        EUR     2,101,697           $2,571,173       $2,550,870           $(20,303)
                     9/06/05        GBP       788,716            1,410,990        1,385,801            (25,189)
                     8/15/05        SEK     5,253,248              696,837          677,354            (19,483)
                                                                ----------       ----------           --------
                                                                $4,679,000       $4,614,025           $(64,975)
                                                                ==========       ==========           ========

At July 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 7/31/05

At a special meeting of shareholders of the MFS Series Trust III, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $2,613,028,429.20          $35,038,972.29
-------------------------------------------------------------------------------
David H. Gunning                     2,615,599,448.35           32,467,953.14
-------------------------------------------------------------------------------
William R. Gutow                     2,614,049,461.36           34,017,940.13
-------------------------------------------------------------------------------
Michael Hegarty                      2,615,203,550.76           32,863,850.73
-------------------------------------------------------------------------------
J. Atwood Ives                       2,613,291,390.42           34,776,011.07
-------------------------------------------------------------------------------
Amy B. Lane                          2,615,146,941.88           32,920,459.61
-------------------------------------------------------------------------------
Robert J. Manning                    2,615,344,421.26          32,722,980..23
-------------------------------------------------------------------------------
Lawrence T. Perera                   2,613,339,019.18           34,728,382.31
-------------------------------------------------------------------------------
Robert C. Pozen                      2,615,095,278.75           32,972,122.74
-------------------------------------------------------------------------------
J. Dale Sherratt                     2,613,750,965.17           34,316,436.32
-------------------------------------------------------------------------------
Laurie J. Thomsen                    2,614,898,907.24           33,168,494.25
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 47th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 61st percentile for the one-year period and the 60th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a breakpoint that reduces the Fund's advisory fee rate on assets over $1.4 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by Fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MFH-SEM-9/05 80M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.